UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

 (Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2022
(Unaudited)

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2022 (Unaudited)

Consolidated Schedule of Investments	1-23
Consolidated Statement of Assets and Liabilities	24
Consolidated Statement of Operations	25
Consolidated Statements of Changes in Net Assets	26
Consolidated Statement of Cash Flows	27
Consolidated Financial Highlights	28-29
Notes to Consolidated Financial Statements	30-44
Fund Expenses	45
Other Information	46

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (1.12%) North America (0.64%)	Industry	Acquisition Date	Shares	Fair Value
American Tower Corp.	Communication	05/29/20	21,933	$4,712,524
American Water Works Co., Inc.	Utilities	02/16/16	47,317	6,159,254
Ares Capital Corp.	Diversified Financial Services	02/16/16	229,577	3,877,556
Ares Management Corp.	Diversified Financial Services	06/28/19	43,580	2,697,602
Atmos Energy Corp.	Utilities	02/16/16	62,457	6,363,119
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	45,845	3,837,227
Brookfield Asset Management Inc	Diversified Financial Services	07/18/22	24,654	1,008,595
Brookfield Business Partners LP	Diversified Financial Services	03/17/22	48,729	1,079,560
Canadian National Railway Co.	Transportation	05/14/19	58,386	6,331,254
CMS Energy Corp.	Utilities	11/01/19	68,163	3,970,495
Crown Castle International Corp.	Communication	02/16/16	31,741	4,589,114
Enbridge, Inc.	Utilities	02/16/16	55,486	2,065,572
Equinix Inc.	Diversified Financial Services	07/31/20	5,388	3,064,910
Fifth Street Finance Corp.	Diversified Financial Services	04/07/21	356,943	2,141,658
Fortis Inc.	Utilities	12/18/17	99,204	3,781,056
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	142,000	1,759,380
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	82,676	1,929,153
KKR & Co., Inc.	Diversified Financial Services	02/16/16	71,534	3,076,677
Onex Corporation	Diversified Financial Services	02/16/16	17,576	805,990
Republic Services Inc.	Commercial & Professional Services	08/28/17	46,358	6,310,251
TC Energy Corp.	Utilities	11/01/19	45,416	1,834,340
Union Pacific Corp.	Transportation	06/29/16	17,379	3,387,167
Waste Management Inc.	Utilities	07/02/20	26,716	4,283,376
ZoomInfo Technologies, Inc.	Software	06/05/21	11,865	494,296
Total North America (0.64%)				79,560,126

Western Europe (0.48%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	2,139,085
Aena SA	Transportation	12/21/18	41,641	4,361,503
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	485,904	912,467
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,696,279	4,756,229
Cellnex Telecom SA	Communication	05/15/19	179,250	5,581,493
EQT AB	Diversified Financial Services	04/06/20	40,418	798,281
Gimv N.V.	Diversified Financial Services	02/12/16	31,933	1,373,541
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	1,088,528
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,479,442	5,541,551
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	2,076,718	3,746,793
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	1,311,429
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	1,080,057
Investment AB Kinnevik	Diversified Financial Services	04/06/20	145,117	1,930,598
Investor AB	Diversified Financial Services	08/28/17	160,160	2,364,940
Italgas SpA	Utilities	05/29/20	239,023	1,121,792

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
National Grid PLC	Utilities	02/12/16	378,176	$3,929,988
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	137,871	2,355,077
Orsted AS	Utilities	06/15/21	8,156	649,761
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	480,330	1,292,402
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	774,420	4,742,353
Vinci SA	Transportation	02/12/16	95,375	7,770,234
Total Western Europe (0.48%)				58,848,102

Total Common Stocks (Cost 137,738,900)(1.12%)				$138,408,228

Asset-Backed Securities (0.48%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.22%)
ARES LI CLO Ltd. ***, +	6.85% + L^^	07/26/21	07/15/34	Series 2019-51A, Class ER	$500,000	$445,452
CIFC Funding 2021-VI Ltd. ***, +	6.25% + L^^	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,296,116
CIFC Funding 2022-IV Ltd. **, +	8.60% + L^^	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,066,183
CIFC Funding Ltd. ***, +	8.51% + L^^	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	869,211
Dryden 95 CLO Ltd. ***, +	6.15% + L^^	08/02/21	08/20/34	Series 2021-95A, Class E	1,500,000	1,261,903
Magnetite CLO Ltd. ***, +	6.20% + L^^	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,419,959
Magnetite XXIV Ltd. ***, +	3.05% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class DR	2,600,000	2,334,715
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	3,517,347
Magnetite XXVI Ltd. ***, +	5.95% + L^^	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	870,571
Neuberger Berman CLO XXI Ltd. ***, +	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	450,996
Neuberger Berman CLO XXI Ltd. ***, +	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	870,970
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.25% + L^^	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	864,353
Neuberger Berman Loan Advisers CLO 49 Ltd. ***, +	8.30% + L^^	05/03/22	07/25/34	Series 2022-49A, Class E	1,440,000	1,266,761
Ocean Trails CLO IX ***, +	7.45% + L^^	09/22/21	10/15/34	Series 2020-9A, Class ER	3,500,000	3,047,501
Ocean Trails CLO XII Ltd. ***, +	9.98% + L^^	05/13/22	07/20/35	Series 2022-12A, Class E	1,000,000	897,807
Southwick Park CLO LLC ***, +	6.25% + L^^	11/16/21	07/20/32	Series 2019-4A, Class ER	1,800,000	1,534,749
Symphony CLO XXV Ltd. ***, +	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A, Class D	1,000,000	894,541
Symphony CLO XXV Ltd. ***, +	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	1,750,000	1,533,979
Symphony CLO XXXIII Ltd. ***, +	8.24% + L^^	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,070,496
Tallman Park CLO Ltd. ***, +	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	1,500,000	1,310,278
Wellman Park CLO Ltd. ***, +	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	866,732
Total North America (0.22%)						27,690,620

Western Europe (0.26%)
Aurium CLO IX DAC ***, +	6.70% + E##	02/23/22	10/28/34	Series 9A, Class E	1,750,000	1,393,174
Aurium CLO V Designated Activity Co. ***, +	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	1,000,000	854,291
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,202,475
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,174,856
Avoca CLO XXV DAC ***, +	6.14% + E##	10/20/21	10/15/34	Series 25A, Class E	1,600,000	1,303,599
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	906,964
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	597,723
Blackrock European CLO IV DAC ***, +	4.80% + E##	04/26/22	07/15/30	Series 4A, Class E	1,502,600	1,194,289
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	846,811

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Asset-Backed Securities (continued) Western Europe (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	$2,500,000	$1,992,355
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,261,305
Boyce Park CLO Ltd. ***, +	3.10% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class D	2,500,000	2,189,442
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	01/15/34	Series 2021-1A, Class D	333,000	263,404
Carlyle Euro CLO 2021-2 DAC ***, +	6.25% + E##	09/27/21	10/15/35	Series 2021-2A, Class D	3,000,000	2,390,614
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	1,106,663
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,203,706
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	400,079
Elm Park CLO ***, +	6.16% + E##	03/26/21	04/15/34	Series 1A, Class DRR	666,000	532,216
Elm Park CLO ***, +	3.50% + E##	03/26/21	04/15/34	Series 1A, Class CRR	1,000,000	851,171
Madison Park EUR Funding XVI DAC ***, +	6.02% + E##	04/15/21	05/25/34	Series 16A, Class E	1,406,000	1,111,447
Octagon 58 Ltd. ***, +	8.77% + L^^	04/21/22	07/15/37	Series 2022-1A, Class E	2,140,000	1,853,879
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	969,398
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	659,254
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	586,994
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	302,692
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	537,160
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	549,104
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	403,674
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,301,044
Vesey Park CLO DAC ***, +	7.16% + E##	05/09/22	11/16/32	Series 1A, Class D	1,017,104	845,183
Voya Euro CLO V DAC ***, +	5.81% + E##	08/06/21	04/15/35	Series 5A, Class E	417,000	324,009
Total Western Europe (0.26%)						32,108,975

Total Asset-Backed Securities (Cost 74,666,633)(0.48%)						$59,799,595

Private Equity Investments (91.01%) Direct Investments * (64.68%) Direct Equity (56.32%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (6.07%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	3,891,752	$96,566,583
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	20,202,592
Continuity CNC Capital Ltd. +, a	Common equity	03/01/18	102,112	29,554,003
Continuity CNC Capital Ltd. +, a, c	Member interest	03/01/18	—	15,370,746
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	15,687,493
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	5,519,056
Murra Warra Asset Hold Trust +, a, b, e	Common equity	09/10/18	13,186,513	14,256,555
Murra Warra II Asset Hold Trust +, a, b, e	Common equity	07/30/20	18,628,237	13,170,126
Murra Warra II Project Hold Trust +, a, b, e	Common equity	07/30/20	10	3,292,531
Murra Warra Project Hold Trust +, a, b, e	Common equity	09/10/18	429,366	3,564,139
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	2,441,835	2,142,125
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	5,658,507

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (continued)
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	488,996	$50,926,567
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	09/26/22	63,417	7,934,217
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,388	1,204,307
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	22,881,830
Touchstone Co-Investment, L.P. +, a, c, e	Limited partnership interest	06/24/19	—	2,848,931
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	29,335,097
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	6,682,671	411,000,222
Total Asia - Pacific (6.07%)				751,115,627

North America (28.05%)
Alliant Insurance Services, Inc. +, a, c	Limited partnership interest	12/01/21	—	22,541,216
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	11,701,965
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	59,137,128
BCPE Hercules Holdings, L.P. +, a, c	Limited partnership interest	07/30/18	—	41,779,592
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	276,987
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	1
Burger Bossco Holdings, Inc. +, a	Common equity	01/01/21	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	03/01/17	3,020,546	2,694,542
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	48,969,561
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	12,522
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	64,715,702
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	194,777,834
Confluent Health, LLC +, a, b, e	Common equity	06/24/19	27,246	60,409,256
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	1,627,033
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,155,945
Cure Holdings, LLC +, a, e	Common equity	05/13/21	241,557	1,499,336
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	119,742,195
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	43,897,427
ECP Parent, LLC +, a, b	Common equity	11/15/21	105,520,023	170,235,663
Elgin Co-Investment, L.P.2 +, a, c, e	Limited partnership interest	11/28/16	—	8,383,186
Encore Holdings LP +, a, b, c, e	Limited partnership interest	07/01/22	—	48,685,202
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	56,722,161
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	104,445,772
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	97,229,958
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	143,914,738
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	16,895,603
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	47,761,620
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	17,063,050
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	63,202,675
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	121,463,900
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	209,904,717
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	323,315
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c, e	Limited partnership interest	03/24/22	—	46,953,762
KKR Enterprise Co-Invest AIV A L.P. +, a, c, e	Limited partnership interest	07/31/20	—	883,164
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	51,090,730
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	13,579
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	3,464,630	33,780,149
Matterhorn Topco, L.P. +, a	Common equity	05/19/21	88,040	9,932,796
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	505,720
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	274,691
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	60,340,789

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (continued)
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	$26,819,703
Multiplan Corp. +, a	Common Equity	06/07/16	1,897,910	6,101,054
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	51,313,046
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	4,772,825
NTS Holding Corporation, Inc. +, a	Common equity	11/28/16	2,740	4,595,289
NTS Holding Corporation, Inc. +, a	Preferred equity	04/21/17	70	473,334
OHCP IV SF COI, L.P. +, a, b, c, e	Limited partnership interest	01/31/18	—	39,009,808
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	19,672,966
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	216,716,897
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	67,133,551
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	39,204,975
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	46,506,108
PG BRPC Investment, LLC +, a, b, e	Common equity	08/01/19	32,079	78,721,604
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	24,401	38,569,087
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,292,953
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	11,209,687
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	8,586,617
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1,228,061
Shingle Coinvest L.P. +, a, c, e	Limited partnership interest	05/29/18	—	169,132,729
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	61,974,628
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	24,358,589
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	27,736,060
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	19,955,578
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	100,792,695
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	57,176	178,485,000
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	34,555,177
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	4,062,566
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	1,145,918	59,025,193
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	753,011
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	3,290,826
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	22,340,802
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	04/06/21	—	79,665,423
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	36,894,802
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	2,673,638
Total North America (28.05%)				3,472,569,468

Rest of World (1.41%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	4,982,163
Zabka Polska SA +, a	Preferred equity	09/25/19	120,777,003	2,850,544
Zabka Polska SA +, a	Common equity	09/25/19	2,551,723	167,299,229
Total Rest of World (1.41%)				175,131,936

South America (0.05%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	6,246,926
Total South America (0.05%)				6,246,926

Western Europe (20.74%)
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	10,371,190
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	203,533
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	2,970,729
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	08/04/22	—	20,928,522
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000	117,689,404
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	121,360,704

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (continued)
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	$26,741,054
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	78,285,365
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	53,929,061
Ciddan S.à.r.l. +, a	Preferred equity	09/15/17	23,249,522	25,299,660
Ciddan S.à.r.l. +, a	Common equity	09/15/17	12,263,242	62,251,237
Climeworks AG +, a	Common equity	04/25/22	18,455	452,159
Climeworks AG +, a, e	Preferred equity	04/25/22	2,288,663	59,028,496
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	110,712,864
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	158,358,218
Fides S.p.A +, a	Common equity	12/15/16	78,505	637,347
Frontmatec Holding III ApS +, a, e	Common equity	09/23/16	248,257,489	51,290,145
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	432,989
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	7,606,984
Green DC LuxCo Sarl +, a, b, c, e	Member interest	01/20/22	—	9,072,660
Green DC LuxCo Sarl +, a, b	Common equity	01/20/22	19,595,288	52,322,527
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	1,171,614
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	11,413,755
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	39,424,691
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	102,739,499
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,480	42,706,205
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	52,163,327
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	20,367,388
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	18,122,459
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	15,589,379
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	31,815,980
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	4,922,383
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	45,990,347
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,111,360	27,890,728
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	58,714,475
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	13,075,321
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	63,238,844
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	40,376,432
Montagu LuxCo +, a	Common equity	02/22/22	450,000	42,597,317
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	31,934,289
Orbiter Investments S.à.r.l. +, a, e	Common equity	12/17/21	5,977,270	128,113,935
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	—	1,170,162
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	82,535,815
PG Investment Company 1 S.à.r.l. +, a, b, e	Common equity	10/28/21	12,822,040	6,452,972
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	112,444,116
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,109	1
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	938,355	1
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	100,417,255
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,300,522
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	12,342,531
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,377,426	75,305,577
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	63,511,340
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	97,419,664
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	1
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	80,078
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	3,296,463

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (continued)
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	13,114,964	$240,803
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	4,383,568	3
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	04/11/22	1,155,552	54,577
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	32,617,811
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	33,924,235
Root JVCo S.à.r.l. +, a, b	Common equity	09/29/20	1,969,352	19,522,458
Root JVCo S.à.r.l. +, a, b	Preferred equity	09/29/20	6,731,408	27,245,186
S.TOUS, S.L +, a	Common equity	10/06/15	622	15,411,646
Stark Perseus Investment +, a	Common equity	02/26/21	963,052	2,240,011
Stark Perseus Topco +, a, c, e	Member interest	02/26/21	—	11,161,910
Stark Perseus Topco +, a, e	Common equity	02/26/21	26,921,454	42,616,996
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	36,966,905
Veonet Group +, a, c, e	Limited partnership interest	03/09/22	—	27,300,784
Total Western Europe (20.74%)				2,567,893,042

Total Direct Equity (56.32%)				$6,972,956,999

Private Equity Investments (continued) Direct Debt (8.36%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.44%)
BYJU’s Alpha, Inc. +, a	Cash 5.50% + L (0.75% Floor)^^	01/19/22	11/24/26	Senior	$2,382,000	$1,745,661
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,008,845
Genesis Care Finance Pty Ltd. +, a	Cash 5.00% + L (1.00% Floor)^^	07/28/20	05/14/27	Senior	2,145,000	874,088
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	17,380,370	15,598,378
Greencross Limited +, a	Cash 5.50% + L (0.75% Floor)^^	03/22/22	03/23/28	Senior	10,365,413	10,156,446
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	9,540,756	9,629,525
ICON Cancer Care +, a	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	10,284,819	8,555,960
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)^	01/15/20	12/18/26	Senior	1,267,500	1,229,475
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,694,047	4,599,751
Voyage Australia Pty Ltd +, a	Cash 3.50% + L (0.50% Floor)^^	07/23/21	06/18/28	Senior	1,683,000	1,625,155
Total Asia - Pacific (0.44%)						55,023,284

North America (5.57%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,443,750	1,277,271
Acrisure LLC +, a	Cash 3.75% + L (0.50% Floor)^	08/18/21	02/13/27	Senior	2,178,000	1,998,315
Acrisure LLC +, a	Cash 3.50% + L^	03/27/20	02/15/27	Senior	1,858,394	1,703,534
Acrisure LLC +, a	Cash 4.25% + L (0.50% Floor)^	12/08/21	02/15/27	Senior	992,500	932,950
ADMI Corp. +, a	Cash 3.50% + L (0.50% Floor)^	07/14/21	12/23/27	Senior	1,386,000	1,237,005
AI Alpine AT BidCo GmBH +, a	Cash 3.00% + E###	11/30/18	10/31/25	Senior	1,415,436	1,141,314
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	02/25/21	10/02/25	Senior	982,500	856,740
AIT Buyer, LLC +, a	Cash 7.75% + L (0.75% Floor)^^	04/06/21	03/30/29	Second Lien	6,860,000	6,483,302
AIT Worldwide Logistics, Inc. +, a	Cash 4.75% + L (0.75% Floor)^^	04/19/21	03/31/28	Senior	2,574,000	2,364,863
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^	06/03/19	05/09/25	Senior	1,257,750	1,208,226
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + L (0.50% Floor)^	12/08/21	11/05/27	Senior	1,584,000	1,504,800
Amneal Pharmaceuticals, Inc. +, a	Cash 3.50% + L^^	06/03/22	05/04/25	Senior	2,984,327	2,518,772

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Apex Group Treasury Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/27/21	07/27/28	Senior	$2,081,992	$1,988,303
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)[v]	02/22/22	02/08/29	Senior	997,500	886,528
Applovin Corporation +, a	Cash 3.25% + L^^	03/24/21	08/15/25	Senior	982,143	954,314
Applovin Corporation +, a	Cash 3.00% + L (0.50% Floor)^^	12/08/21	10/25/28	Senior	1,393,000	1,340,763
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,086,250	1,038,727
AqGen Island Holdings, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	08/19/21	08/02/29	Second Lien	7,049,750	6,562,052
athenahealth Group Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	3,290,555	2,530,402
athenahealth Group Inc. +, a, e, f	Cash 3.50% + SF (0.50% Floor)vv	01/27/22	02/15/29	Senior	478,261	(2,391)
Banff Guarantor Inc. +, a	Cash 5.50% + L (0.50% Floor)^^	01/31/22	02/27/26	Second Lien	1,700,000	1,588,438
Banff Merger Sub Inc. +, a	Cash 5.50% + L (0.50% Floor)^^	01/31/22	02/27/26	Senior	2,816,650	2,679,704
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vv	05/17/22	05/17/30	Second Lien	4,000,000	3,860,000
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/18/22	05/10/27	Senior	2,294,250	3,060,644
Bella Holding Company, LLC +, a	Cash 3.75% + L (0.75% Floor)^	05/13/21	04/01/28	Senior	3,564,000	3,338,274
BI Gen Holdings, Inc. +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,443,750	1,376,255
BI Gen Holdings, Inc. +, a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,950,000
Blackhawk Network Holdings, Inc. +, a, e	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	964,736	904,440
BlueConic Holding, Inc. +, a	Cash 5.75% + L (0.75% Floor)^^	01/27/22	01/27/28	Senior	18,912,000	18,161,550
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	977,365	936,658
Brown Group Holding, LLC +, a	Cash 3.75% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	1,000,000	972,000
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	01/01/21	04/25/24	Senior	151,600	129,277
Burger Bossco Intermediate, Inc. +, a	PIK 10.00% + L (1.00% Floor)^^	12/31/20	04/25/25	Second Lien	331,427	1
Campaign Monitor (UK) Limited +, a	Cash 7.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	183,333	180,300
Campaign Monitor (UK) Limited +, a	Cash 8.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	1,466,667	1,442,399
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	7,167,246	6,438,380
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	2,559,731	2,508,122
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	11/26/21	09/01/24	Senior	1,376,009	1,327,848
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	11/26/21	09/01/25	Second Lien	3,000,000	2,917,988
Cengage Learning, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	08/06/21	07/14/26	Senior	1,386,000	1,260,297
Central Parent Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	06/09/22	07/06/29	Senior	1,000,000	965,340
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)vv	08/16/22	02/11/28	Senior	1,000,000	940,005
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/31/19	12/01/27	Senior	1,438,195	1,366,414
Cheniere Energy Partners +, a	Cash 3.75% + L (0.50% Floor)^^	06/09/21	06/04/28	Senior	3,267,000	3,154,909
Clydesdale Acquisition Holdings, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	1,296,750	1,225,753
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	2,462,308	2,280,713
ConnectWise, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	10/06/21	09/29/28	Senior	1,687,250	1,582,860
Conservice Midco, LLC, +, a	Cash 4.25% + L^	05/18/20	05/13/27	Senior	1,666,000	1,606,299
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.70% + L (1.00% Floor)^	06/06/19	04/30/26	Senior	1,644,800	1,592,035
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,895,000	2,088,931
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	19,500,000
Convergint Tech LLC +, a	Cash 6.75% + L (0.75% Floor)^	04/12/21	03/30/29	Second Lien	1,400,000	1,314,250
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/22/21	10/16/28	Senior	1,194,000	1,008,930
Critical Start +, a	Cash 5.25% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	8,114,979	8,046,371
Critical Start, Inc. +, a, e	Cash 6.00% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	1,798,333	(33,802)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Crown Subsea Communications Holding, Inc. +, a	Cash 5.00% + L (0.75% Floor)^^	05/05/21	04/27/27	Senior	$4,487,671	$4,353,041
CSC Holdings, LLC +, a	Cash 2.50% + L^	08/11/21	04/15/27	Senior	3,464,467	3,247,938
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,899,837	2,722,222
DCert Buyer, Inc. +, a	Cash 4.00% + L^	10/24/19	10/16/26	Senior	1,953,684	1,868,210
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	977,500	924,554
Delta 2 (Lux) S.à.r.l. +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,983,130
Delta Topco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	01/06/21	12/01/27	Senior	2,073,750	1,888,595
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	10/04/28	Senior	1,592,640	1,469,210
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.50% + L (0.75% Floor)^	04/23/21	03/31/28	Senior	1,283,793	1,199,948
Diamond Parent Midco Inc. +, a	Cash 6.25% + L (1.00% Floor)^^	09/01/22	08/04/25	Senior	29,364,937	28,997,876
Dwyer Instruments, LLC +, a, e	Cash 6.00% + L (0.75% Floor)^^	07/01/27	07/21/27	Senior	1,382,680	211,809
EAB Global, Inc. +, a	Cash 3.50% + L^^	08/25/21	06/28/28	Senior	2,183,500	2,049,946
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	09/13/21	11/09/27	Senior	1,678,643	1,597,514
Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC) +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	1,000,000	943,750
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	3,851,250	3,267,131
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	08/16/21	05/21/28	Senior	1,592,000	1,534,290
Envision Healthcare Holdings, Inc. +, a	Cash 4.50% + SF (1.00% Floor)[v]	04/29/22	04/29/28	Second Lien	41,431,132	39,038,346
Epiq Systems +, a	Cash 4.75% + SF (0.75% Floor)[v]	06/02/22	04/26/29	Senior	4,000,000	3,808,220
Evergreen Services Group +, a	Cash 6.00% + SF (0.75% Floor)vv	06/15/22	06/14/29	Senior	7,989,432	7,954,058
Explorer Holdings, Inc. +, a, e	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	19,491,899	18,734,583
Filtration Group Corporation +, a	Cash 3.50% + L (0.50% Floor)^	11/01/21	10/21/28	Senior	2,079,000	1,981,557
First Student Bidco Inc. +, a	Cash 3.00% + L (0.50% Floor)^^	08/11/21	07/21/28	Senior	1,093,975	1,015,115
First Student Bidco, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	08/05/22	07/21/28	Senior	1,000,000	951,880
Flynn Restaurant Group LP +, a	Cash 4.25% + L (0.50% Floor)^	12/10/21	11/22/28	Senior	2,282,750	2,129,806
Galls +, a	Cash 6.25% + L (1.00% Floor)^^	05/31/22	01/31/25	Senior	38,353	35,865
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^^	12/22/20	01/31/25	Senior	477,628	446,952
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,184,820	1,174,305
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	1,918,460	1,851,314
Gopher Resource, LLC +, a	Cash 3.25% + L (1.00% Floor)^	07/09/21	03/06/25	Senior	2,952,651	2,450,701
Great American Outdoors Group, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	05/14/21	03/06/28	Senior	1,768,635	1,635,987
Heartland Dental Holdings, Inc. +, a, e	Cash 3.50%	05/15/18	04/30/25	Senior	2,206,086	2,099,536
Heartland Dental Holdings, Inc. +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	609,150	563,083
Heartland Dental, LLC +, a	Cash 4.00% + L^	06/21/21	04/30/25	Senior	990,000	920,205
Help/Systems Holdings Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/05/21	11/19/27	Second Lien	3,600,000	3,474,000
Help/Systems Holdings Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	06/25/21	11/19/26	Senior	4,136,364	3,813,727
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	941,227	667,330
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	964,644	870,331
Hyland Software Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	2,969,229	2,883,255
Idera, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	12/17/18	06/27/24	Senior	1,251,331	1,165,821
Imperial Dade +, a	Cash 4.63% + SF (0.50% Floor)vv	06/24/22	06/11/26	Senior	995,000	964,319
Indy US Bidco, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	03/29/21	03/06/28	Senior	986,626	890,015

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Integrity Marketing Acquisition, LLC +, a, e	Cash 5.75% + SF (0.75% Floor)vv	06/21/22	08/27/25	Senior	$10,506,894	$10,378,287
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	2,250,000	2,074,500
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + L (1.00% Floor)^^ + PIK 4.25% + L (1.00% Floor)^^	12/23/20	06/01/25	Senior	237,433	185,644
KENE Acquisition, Inc. +, a	Cash 8.25% + L^^	12/15/21	08/08/27	Second Lien	175,500	168,361
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	01/01/21	08/09/27	Second Lien	1,462,500	1,403,012
KENE Acquisition, Inc. +, a	Cash 8.25% + L^^	08/05/22	08/09/27	Second Lien	984,997	944,931
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,317,074	1,275,092
Knowlton Development Corporation Inc. +, a	Cash 3.75% + L^^	06/24/22	12/22/25	Senior	1,496,124	1,417,892
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	01/01/21	07/30/26	Second Lien	3,212,308	2,748,002
LBM Acquisition, LLC +, a, e	Cash 3.25% + L (0.75% Floor)^	09/07/21	12/17/27	Senior	3,261,431	2,862,721
LogMeIn, Inc. +, a	Cash 4.75% + L^	09/03/20	08/31/27	Senior	4,950,000	3,459,753
LSCS Holdings, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	02/14/22	12/16/28	Senior	2,580,500	2,483,731
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	960,000	892,320
Magenta Buyer LLC +, a	Cash 8.25% + L (0.75% Floor)^^	10/13/21	07/27/29	Second Lien	2,000,000	1,846,660
Magenta Buyer LLC +, a	Cash 5.00% + L (0.75% Floor)^^	08/02/21	07/27/28	Senior	3,473,750	3,147,218
Marnix SAS +, a	Cash 4.00% + L (0.50% Floor)^^	12/17/21	08/04/28	Senior	1,481,250	1,414,594
Maverick Bidco, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	05/26/21	05/18/29	Second Lien	6,603,000	6,338,880
McAfee Inc. +, a	Cash 4.00% + S>>	03/09/22	03/01/29	Senior	2,593,500	2,365,752
Medline Borrower, L.P. +, a	Cash 3.25% + L (0.50% Floor)^^	11/03/21	10/23/28	Senior	1,091,750	1,004,410
Mercury Borrower, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	04/11/22	08/02/29	Second Lien	900,000	837,738
Messer Industries GmbH, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,140,567	1,092,396
MetroNet Systems Holdings, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	4,746,201	4,476,262
Michaels Stores, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	04/26/21	04/15/28	Senior	2,169,750	1,752,843
Mirion Technologies, Inc. +, a	Cash 2.75% + L (0.50% Floor)^^	11/05/21	10/20/28	Senior	1,188,000	1,139,981
Mitchell International, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/21/21	10/15/28	Senior	3,781,000	3,457,252
Mitchell International, Inc. +, a	Cash 6.50% + L (0.50% Floor)^	10/26/21	10/15/29	Second Lien	1,000,000	938,750
MJH Healthcare Holdings, LLC +, a	Cash 3.50% + SF (0.50% Floor)[v]	04/08/22	01/28/29	Senior	1,691,500	1,635,331
MKS Instruments, Inc +, a	Cash 2.75% + SF (0.50% Floor)vv	08/26/22	08/17/29	Senior	1,000,000	978,500
National Spine & Pain Centers, LLC +, a	Cash 5.00% + L (1.00% Floor)^	01/01/21	06/02/24	Senior	527,250	342,564
Navicure, Inc. +, a	Cash 4.00% + L^^	09/29/20	10/22/26	Senior	2,937,317	2,805,138
NEP Group, Inc. +, a	Cash 3.25% + L^^	02/10/22	10/20/25	Senior	1,969,309	1,828,592
NEP Group, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	12/06/21	10/20/25	Senior	1,895,250	1,767,321
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	05/20/19	04/19/23	Senior	2,222,311	2,126,940
Nexstar Broadcasting +, a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	853,655	843,155
NortonLifeLock Inc. +, a	Cash 2.00% + SF (0.50% Floor)vv	09/20/22	09/12/29	Senior	2,400,000	2,312,400
NSM Top Holdings Corp. +, a	Cash 5.25% + L^	11/26/19	11/16/26	Senior	1,458,750	1,327,463
nThrive Health Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	05/24/22	12/18/28	Senior	1,990,000	1,835,775
Oceankey (U.S.) II Corp. +, a	Cash 3.50% + L (0.50% Floor)^	01/06/22	12/15/28	Senior	1,890,500	1,784,159
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,936,578	2,833,798
OneDigital Borrower LLC +, a	Cash 4.25% + L (0.50% Floor)^^	12/11/20	11/16/27	Senior	2,540,102	2,374,995
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	231,687	216,627
Osmose Utilities Services, Inc. +, a, e	Cash 3.25% + L (0.50% Floor)^^	09/01/21	06/23/28	Senior	2,475,000	2,280,873
PAI Holdco, Inc. +, a	Cash 3.50% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,182,000	1,123,881
Panther BF Aggregator 2 L.P. +, a	Cash 3.25% + L^	05/14/19	04/30/26	Senior	1,014,249	962,482
Pascal Midco 2, LLC +, a	Cash 6.00% + L (0.75% Floor)^^	07/01/22	07/21/27	Senior	11,018,507	10,798,136
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,626,653	3,358,962
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	01/01/21	02/13/26	Second Lien	2,400,000	2,299,992

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
PECF USS Intermediate Holding III Corporation +, a, f	Cash Margin 4.25% + LIBOR (0.50% Floor)^^	09/16/22	12/15/28	Senior	$997,487	$854,518
Peraton Corp. +, a	Cash 3.75% + L (0.75% Floor)^^	04/12/21	02/01/28	Senior	1,934,725	1,838,714
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,154,887	1,069,714
PetVet Care Centers, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/18/21	02/14/25	Senior	987,277	920,636
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,955,000	1,876,800
Phoenix Newco, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	12/07/21	11/15/28	Senior	2,985,000	2,853,944
Pluto Acquisition I, Inc. +, a	Cash 4.00% + L^^	07/02/21	06/20/26	Senior	1,678,750	1,468,906
PODS, LLC. +, a	Cash 3.00% + L (0.75% Floor)^	04/16/21	03/31/28	Senior	1,280,565	1,217,337
Polaris Newco, LLC +, a	Cash 4.00% + L (0.50% Floor)^	06/15/21	06/02/28	Senior	1,191,000	1,101,860
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	985,000	940,675
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + L (0.50% Floor)^^	01/18/22	12/14/29	Senior	3,700,000	3,602,515
Pregis TopCo LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	990,000	942,975
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + L (0.50% Floor)^^	10/05/21	10/01/29	Second Lien	1,800,000	1,606,642
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,139,322
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,746,000	1,661,974
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	3,000,000	2,701,260
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,751,776
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	2,293,751
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^	07/16/19	09/25/26	Senior	992,500	921,288
Radiology Partners, Inc. +, a	Cash 4.25% + L^	01/01/21	07/09/25	Senior	2,403,933	2,037,333
Radwell Parent, LLC +, a, e	Cash 5.75% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	14,938,982	13,994,858
RBMedia +, a	Cash 4.00% + L^^	06/17/22	08/29/25	Senior	2,000,000	1,926,500
RC Buyer, Inc. +, a	Cash 6.50% + L (0.75% Floor)^^	08/03/21	07/26/29	Second Lien	2,800,000	2,677,500
RealPage, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/26/21	04/24/28	Senior	3,960,000	3,719,648
Red Planet Borrower, LLC +, a	Cash 3.75% + L (0.50% Floor)^^	10/04/21	10/02/28	Senior	2,178,000	1,449,274
Redstone Holdco 2 L.P. +, a, e	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	3,748,730	2,800,301
Redstone Holdco 2 L.P. +, a, e	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	3,000,000	2,401,890
Refficiency Holdings LLC +, a	Cash 4.00% + L (0.75% Floor)^	02/04/21	12/16/27	Senior	1,483,371	1,427,122
Refficiency Holdings LLC +, a, e	Cash 3.75% + L (0.75% Floor)^	02/04/21	12/16/27	Senior	19,732	18,984
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	03/02/21	02/17/28	Senior	985,000	920,054
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	3,482,500	3,393,992
Restoration Hardware, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/24/22	10/20/28	Senior	4,500,000	4,130,145
RLG Holdings, LLC +, a, e	Cash 4.25% + L (0.75% Floor)^^	07/19/21	07/10/28	Senior	1,985,000	1,872,510
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	2,627,712	2,519,792
Rough Country, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	1,876,250	1,769,144
S2P Acquisition Borrower, Inc +, a	Cash 3.75% + L^	10/07/19	08/14/26	Senior	970,000	949,388
Sabre GLBL Inc. +, a	Cash 3.50% + L (0.50% Floor)^	08/09/21	12/17/27	Senior	1,876,250	1,684,722
Safe Fleet Holdings LLC +, a, b	Cash 3.75% + SF (0.50% Floor)vv	03/04/22	02/23/29	Senior	3,880,500	3,657,371
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	04/17/20	03/16/27	Senior	805,817	750,417
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,236,389	1
Shearer’s Foods, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,082	30,769
Shearer’s Foods, LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	09/23/27	Senior	3,073,058	2,886,170
Shearer’s Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	10/14/20	09/22/28	Second Lien	1,000,000	935,000
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,446,810	25,415,053
Skopima Consilio Parent LLC +, a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	6,633,000	6,165,374
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	2,550,000	2,451,200
Sound Inpatient Physicians, Inc +, a	Cash 2.75% + L^	08/23/18	06/27/25	Senior	1,337,000	1,223,355
Sovos Compliance, LLC +, a, f, e	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	1,685,884	1,610,719

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	06/05/19	07/30/25	Senior	$3,367,236	$3,217,395
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	06/14/22	07/30/26	Second Lien	2,787,335	2,737,934
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	04/24/20	03/17/27	Senior	1,267,072	1,203,718
SuperMoose Borrower, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	962,500	848,684
Tank Holding Corp. +, a, e	Cash 6.00% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	795,545	(14,679)
Tank Holdings Corporation +, a	Cash 6.00% + L (0.75% Floor)^	04/11/22	03/31/28	Senior	21,492,135	20,766,775
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^^	01/01/21	11/01/24	Second Lien	525,000	486,683
Telenet Financing USD LLC +, a	Cash 2.00% + L^	04/27/20	04/30/28	Senior	2,400,000	2,282,256
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	15,651,000	15,549,381
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	43,551,847	42,559,382
Tory Burch LLC +, a	Cash 3.50% + L (0.50% Floor)^	04/30/21	04/16/28	Senior	987,500	925,781
Trident TPI Holdings, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	1,473,932	1,405,615
Trident TPI Holdings, Inc. +, a, e	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	131,418	125,327
Trilon Group, LLC +, a, e	Cash 5.75% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	1,050,000	277,588
Trilon Group, LLC +, a, e	Cash 5.75% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	7,402,500	7,383,163
Triton Water Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,382,501	1,242,910
UKG Inc. +, a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	982,594	937,561
Upstream Newco, Inc. +, a	Cash 4.25% + L^	08/04/21	11/20/26	Senior	3,456,250	3,217,199
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,635,258	3,539,832
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,560,954	3,210,431
Virtusa Corporation +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,189,000	2,057,660
Vision Solutions, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Senior	3,861,000	3,410,556
Vision Solutions, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	09/07/21	04/23/29	Second Lien	2,300,000	1,942,787
VS Buyer, LLC +, a	Cash 3.00% + L^^	04/10/20	02/28/27	Senior	1,950,000	1,893,938
Weld North Education LLC +, a	Cash 3.75% + L (0.75% Floor)^^	01/06/21	12/15/27	Senior	1,277,250	1,238,396
Whatabrands LLC +, a	Cash 3.25% + L (0.50% Floor)^	08/05/21	07/21/28	Senior	2,977,500	2,762,003
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	01/08/21	12/22/28	Second Lien	7,200,000	6,912,000
WP CityMD Bidco LLC +, a	Cash 3.75% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,932,986	2,812,001
WP CityMD Bidco LLC +, a	Cash 3.25% + L (0.50% Floor)^^	12/28/21	08/13/28	Senior	2,985,000	2,861,869
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	2,679,750	2,448,206
Zacapa S.à.r.l. +, a	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	07/02/25	Senior	2,230,293	2,115,053
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	04/24/20	03/09/27	Senior	2,919,474	2,455,613
Total North America (5.57%)						689,317,128

Rest of World (0.25%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 4.50% + L^	10/05/18	07/10/25	Senior	22,171,514	17,178,990
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 3.75% + E#	10/05/18	09/29/25	Senior	2,401,128	1,789,771
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 7.25% + E#	10/11/18	09/28/26	Second Lien	13,678,916	10,499,690
Gems Education +, a	Cash 5.00% + L (1.00% Floor)^^^	08/15/22	07/31/26	Senior	1,995,000	1,942,013
Total Rest of World (0.25%)						31,410,464

Western Europe (2.10%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	677,083	651,016
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	11,891,373	10,810,642
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^	09/15/21	08/09/28	Senior	2,282,750	2,231,388
AI Convoy (Luxembourg) S.à.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	05/20/20	01/18/27	Senior	1,847,146	1,793,468
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,857,293	3,879,763
Albion Financing 3 S.à.r.l. +, a	Cash 5.25% + L (0.50% Floor)^^	01/14/22	07/31/26	Senior	2,481,250	2,364,433

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
Alcumus +, a	Cash 6.00% + S>>	06/29/22	03/09/29	Senior	$1,984,236	$1,838,154
Altice France S.A. +, a	Cash 4.00% + L^^	01/27/21	08/14/26	Senior	2,964,181	2,697,405
Anticimex +, a	Cash 3.50% + L (0.50% Floor)^^	01/21/22	11/16/28	Senior	2,679,750	2,545,762
Asgard Investments B.V. +, a	Cash 5.75% + E##	03/15/22	03/15/29	Senior	13,721,320	11,924,885
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,730,000	2,575,291
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	30,872,952
Auris Luxembourg III S.à.r.l. +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	966,214	850,269
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	918,562
BK LC Lux SPV S.à.r.l. +, a	Cash 3.25% + L (0.50% Floor)^^^	07/09/21	04/28/28	Senior	1,881,000	1,769,701
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>>>	08/31/18	06/23/25	Senior	5,199,152	3,948,518
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>>	06/21/18	06/18/26	Second Lien	44,095,247	35,254,269
CEP V Investment 22 S.à.r.l. (Lux) +, a, f	PIK 8.25% + L^^^	02/28/22	08/31/30	Mezzanine	6,343,152	5,817,271
Cidron Kuma 2 S.à.r.l. +, a	Cash 7.00% + E (0.50% Floor)###	01/01/21	02/28/26	Second Lien	1,146,938	854,057
Compass IV Limited +, a	Cash 4.00% + E###	07/06/18	05/09/25	Senior	341,033	179,605
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	871,951
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	860,373
CTEC III GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	4,055,926	2,779,261
Dragon Bidco Limited +, a, e	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	9,871,503	7,366,817
EG Group Limited +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,351,345	1,283,072
Envirotainer +, a, e	Cash 6.00% + E##	07/29/22	07/27/29	Senior	9,649,135	7,645,001
Envirotainer +, a	Cash 6.00% + L (0.75% Floor)^^	07/29/22	07/27/29	Senior	4,089,559	3,967,395
Fusilli AcquiCo S.à.r.l. +, a	Cash 6.00% + E###	01/27/22	10/12/23	Senior	1,114,648	839,772
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E#	06/28/19	11/28/24	Senior	1,101,126	782,237
HIG Finance 2 Limited +, a, f	Cash 3.25% + L (0.75% Floor)^ + P 2.25% (1.75% Floor)	10/05/21	11/12/27	Senior	3,176,279	3,032,854
HNVR Holdco Limited +, a	Cash 5.50% + E###	01/25/22	09/12/27	Senior	1,691,173	1,314,852
Holding Socotec SAS +, a	Cash 4.25% + L (0.75% Floor)^^^	09/10/21	06/30/28	Senior	1,485,000	1,388,475
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	1,795,500	1,486,674
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + L (0.50% Floor)^^	08/26/21	08/19/28	Senior	3,085,188	2,938,641
Hurtigruten AS +, a	Cash 8.00% + E##	01/10/22	06/11/23	Senior	1,697,931	1,352,351
IGT Holding IV AB +, a	Cash 3.50% + L(0.50% Floor)^^^	07/21/21	03/31/28	Senior	1,871,500	1,796,640
International Park Holdings B.V. +, a	Cash 3.50% + L^^	11/16/21	06/13/24	Senior	2,967,557	2,412,440
ION Trading Finance Limited +, a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	2,765,000	2,579,745
Loire UK Midco 3 Limited +, a	Cash 3.75% + L (0.75% Floor)^^^	07/09/21	04/21/27	Senior	1,277,119	1,205,817
Loire UK Midco 3 Limited +, a	Cash 3.25% + L^^^	06/08/20	04/21/27	Senior	1,368,813	1,292,385
Mar Bidco S.à.r.l. +, a	Cash 4.25% + L^^	07/30/21	07/06/28	Senior	2,970,000	2,727,455
Matador Bidco S.à.r.l. +, a	Cash 4.75% + L^	11/12/19	10/15/26	Senior	3,392,109	3,311,971
Nomad Foods Limited +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,534,996	1,464,648
Osmosis Buyer Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/03/21	07/30/28	Senior	3,491,250	3,252,326
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	28,203,492	25,406,210
Paradocs Holding S.à.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	06/02/21	02/17/28	Senior	1,871,500	1,810,676
Paysafe Group Holdings II Limited +, a, e	Cash 2.75% + L (0.50% Floor)^	01/21/22	06/28/28	Senior	989,975	—
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	1,492,500	1,367,503
Pegasus BidCo B.V. +, a	Cash 4.25% + SF (0.50% Floor)vv	05/05/22	07/12/29	Senior	2,765,370	2,647,842
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,559,481	7,924,363

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
RivieraTopco S.à.r.l. +, a	PIK 8.50% + E (1.00% Floor)###	01/01/21	05/08/24	Mezzanine	$1,947,859	$1,483,918
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	1,825,690
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	13,123,489
Sitel Group +, a	Cash 3.75% + L (0.50% Floor)^^	10/15/21	08/28/28	Senior	1,782,000	1,732,719
Starfruit Finco B.V. +, a, e	Cash 2.75% + L^^	11/14/18	10/01/25	Senior	2,769,710	2,604,912
Summer (BC) Bidco B LLC +, a	Cash 4.50% + L (0.75% Floor)^^	09/08/21	12/04/26	Senior	990,000	935,550
Sunshine Luxembourg VII S.à.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,745,688	2,562,633
team.blue Finco S.à.r.l. +, a	Cash 3.75% + E###	06/25/21	03/27/28	Senior	4,056,317	3,060,650
Vertical Midco GmbH +, a	Cash 3.50% + L^^^	09/09/20	07/30/27	Senior	3,930,523	3,788,041
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,252,500
Ziggo Financing Partnership +, a	Cash 2.50% + L^	02/27/20	04/30/28	Senior	2,500,000	2,384,375
Total Western Europe (2.10%)						259,641,635

Total Direct Debt (8.36%)						1,035,392,511

Total Direct Investments (64.68%)						8,008,349,510

Private Equity Investments (continued) Secondary Investments *, c (11.97%)	Acquisition Date	Fair Value
Asia - Pacific (1.21%)
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	$5,686
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	219,782
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	84,530,670
TPG Asia VII (B), L.P. +, a, e	12/07/18	20,282,657
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	106,973
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	5,677
TRG Growth Partnership II, L.P. +, a, e	07/08/10	314,589
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	40,248,404
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,500,965
Total Asia - Pacific (1.21%)		149,215,403

North America (9.19%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	26,305
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	19,924
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	8,981
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	38,412,755
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	34,746,379
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,865,838
Berkshire Fund VIII, L.P. +, a, e	09/03/21	39,724,371
Berkshire Fund X-A, L.P. +, a, e	09/03/21	4,395,095
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	184,632
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	111,183
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	1,829,029
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	20,383,504
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	2,840,764
EETF Sidecar, L.P. +, a, e	04/30/21	10,186,134
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,657,568
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	4,719,992
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	2,711,292
Energy Capital Partners III, L.P. +, a, e	02/01/21	6,789,953
Frazier Healthcare VI, L.P. +, a	06/30/12	132,266
FS Equity Partners V, L.P. +, a, e	08/07/12	803,404

The accompanying notes are an integral part of these Consolidated Financial Statements.

14s

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	$61,946,528
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	3,342,532
Genstar Capital Partners V, L.P. +, a, e	09/30/15	10,195
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	50,848,099
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	34,834,666
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	712,950
Gryphon Partners IV L.P. +, a, e	02/08/16	25,163,214
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	216,792
Hellman & Friedman Capital Partners VI, L.P. +, a, e	06/30/14	—
Icon Partners IV, L.P. +, a, e	05/26/21	33,645,529
Icon Partners V, L.P. +, a, e	12/27/21	76,862,315
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	59,185,236
Investcorp Private Equity 2007 Fund, L.P. +, a, e	03/31/11	9,062
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	122,097,000
KSL Capital Partners CV I, L.P. +, a, d, e	05/23/22	29,413,221
Lee Equity Partners II, L.P. +, a, e	06/30/17	5,678,992
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	10,836,620
LEP Captive Co-Invest II, L.P. +, a	07/01/22	14,384,874
Lightyear Fund II, L.P. +, a, e	09/30/13	25,456
Madison Dearborn Capital Partners V, L.P. +, a, e	01/03/12	221,310
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	6,087,605
MidOcean Partners III, L.P. +, a, e	06/30/11	120,681
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	692,832
New Enterprise Associates 17, L.P. +, a, e	09/30/20	6,060,131
Northgate Growth Fund, L.P. +, a, e	12/20/19	7,607,270
NVP VIII PG, L.P. +, a, e	05/31/19	97,658,105
Oak Investment Partners XII, L.P. +, a	06/28/12	152,474
Providence Equity Partners IV, L.P. +, a, e	06/30/11	858
Providence Equity Partners V, L.P. +, a, e	06/30/11	7,189
Providence Equity Partners VI-A, L.P. +, a, e	06/30/13	1,370,252
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	2,049,138
PT2, L.P. +, a, e	12/21/21	9,390,914
Revelstoke Single Asset Fund I, L.P. +, a, e	11/20/19	93,211,258
Samson Partners, L.P. +, a, e	12/21/20	41,947,365
Silver Lake Partners III, L.P. +, a, e	06/30/14	863,214
Silver Lake Partners V, L.P. +, a, e	09/30/20	5,867,269
Silver Lake Partners VI, L.P. +, a, e	09/30/22	19,052,073
Silver Lake Sumeru Fund, L.P. +, a, e	12/18/09	2,456
SL SPV-1, L.P. +, a	12/01/17	2,793,253
SL SPV-2, L.P. +, a	06/30/10	7,251,024
Sun Capital Partners V, L.P. +, a, e	09/30/13	5,131,476
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	162,624
TA XI, L.P. +, a, e	09/30/15	1,367,498
TCV VII (A), L.P. +, a, e	09/30/13	601,497
TorQuest Partners Fund (U.S.) II, L.P. +, a, d, e	09/30/15	220,168
TPG Partners V, L.P. +, a, e	07/11/11	15,438
TPG Partners VI, L.P. +, a, e	12/31/12	1,496,376
Trident VIII, L.P. +, a, e	09/30/22	28,228,726
Vistria Fund III, L.P. +, a, e	07/29/19	15,116,253
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	209,167
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	74,386,440
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	5,046,236
Total North America (9.19%)		1,138,151,220

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (1.57%)
3i Eurofund Vb, L.P. +, a	10/01/14	$75,164
3i Growth Capital B, L.P. +, a, e	10/01/14	52,166
Abingworth Bioventures III, L.P. +, a, e	09/30/15	8,892
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	29,035
Advent International GPE VI, L.P. +, a	04/30/11	263,796
Apax Europe VI - A, L.P. +, a, e	07/01/11	56,587
Apax Europe VII - B, L.P. +, a, e	04/30/11	16,022
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	17,307,798
BC European Capital IX, L.P. +, a, e	09/30/14	2,719,327
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	14,585
Carlyle Europe Partners III, L.P. +, a, e	09/30/14	166,594
CCP IX L.P. No.2 +, a	09/30/14	203,211
CD&R Value Building Partners I, L.P. +, a	12/17/21	46,717,917
CVC European Equity Partners V, L.P. +, a, e	12/28/12	100,450
EPIC I-b Fund SLP +, a, e	11/30/20	24,520,970
ESP Golden Bear Europe Fund +, a, e	12/31/16	3,533,691
Galileo III FCPR +, a, e	09/30/15	28,913
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	152,914
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	14,207
KKR European Fund III, L.P. +, a, e	10/01/14	171,348
Montagu+ SCSp +, a, e	12/06/21	35,480,323
Permira Europe II, L.P. +, a	11/29/13	22,448
Permira Europe III, L.P. +, a	09/30/13	51,183
Permira IV, L.P. +, a	09/30/15	6,441,966
Permira VII L.P. +, a, e	09/29/22	26,633,690
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	414,020
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	17,381,824
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	9,878,518
Trilantic Europe VI SCSp +, a, e	12/10/20	1,700,870
Total Western Europe (1.57%)		194,158,429

Total Secondary Investments (11.97%)		1,481,525,052

Primary Investments *, c (14.36%)
Asia - Pacific (0.98%)
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	1,942,365
BGH Capital Fund I +, a, e	03/01/18	13,635,812
BGH Capital VCLP II +, a, e	02/01/22	—
CMC Capital Partners IV, L.P +, a, e	12/03/21	—
CPEChina Fund III, L.P. +, a, e	03/28/18	35,843,387
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,889,885
Hony Capital Partners V, L.P. +, a, e	12/15/11	3,837,334
J-STAR No.4-C, L.P. +, a, e	08/02/19	14,651,207
J-STAR No.5-B, LP +, a, e	02/28/22	—
Kedaara Capital III Limited +, a, e	06/17/21	737,721
KKR Asian Fund IV SCSp +, a, e	05/29/20	2,034,760
Primavera Capital Fund III L.P. +, a, e	05/09/18	13,276,454
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	4,076,267
Southern Capital Fund IV L.P. +, a, e	01/26/18	2,161,281
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	9,255,581
TPG Asia VIII (B), L.P. +, a, e	07/01/22	—
Trustbridge Partners VI, L.P. +, a, e	04/12/18	10,781,495
Total Asia - Pacific (0.98%)		121,123,549

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (9.08%)
Advent Global Technology, L.P. +, a, e	06/25/19	$2,878,408
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,312,042
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	14,637,028
Apollo Investment Fund IX, L.P +, a, e	06/01/17	28,534,754
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	4,188,251
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	4,658,112
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,516,023
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,542,869
Avista Capital Partners II, L.P. +, a, e	01/01/14	120,036
Avista Capital Partners III, L.P. +, a, e	10/03/11	79,576
Bain Capital Fund XII, L.P. +, a, e	06/30/17	19,959,981
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	5,888,948
Barings Transportation Fund, L.P. +, a, e	09/23/21	10,863,613
Berkshire Fund IX, L.P. +, a, e	03/18/16	13,973,768
Caltius Partners V-A, L.P. +, a, e	12/02/14	7,435,336
Carlyle Partners VII, L.P. +, a, e	11/29/17	57,202,022
Carlyle Partners VIII, L.P. +, a, e	09/10/21	1,423,737
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	872,790
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	12,944,267
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	26,450,420
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	8,318,232
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	—
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	40,414,335
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	22,425,585
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	5,068,272
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	629,656
Cressey & Company Fund VII-A LP +, a, e	06/30/22	—
ECP V, LP +, a, e	08/19/22	—
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	3,651,442
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	20,124,651
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1,811,980
Genstar Capital Partners VII, L.P. +, a, d, e	06/26/15	6,099,297
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	30,250,100
Genstar Capital Partners X, L.P. +, a, e	04/01/21	4,642,427
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	1,251,225
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	9,567,697
Green Equity Investors IX, L.P. +, a, e	03/01/22	—
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	28,114,597
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	7,069,759
Gryphon Partners V, L.P. +, a, e	02/23/18	9,119,591
Gryphon Partners VI, L.P. +, a, e	12/17/20	7,201,524
Harvest Partners IX, L.P. +, a, e	09/24/21	867,365
Harvest Partners VII, L.P. +, a, e	12/14/15	11,277,209
Harvest Partners VIII, L.P. +, a, e	12/19/18	25,303,605
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	476,831
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	7,467,785
HGGC Fund IV, L.P. +, a, e	04/08/22	915,009
Icon Partners IV, L.P. +, a, e	09/01/21	5,737,748
Icon Partners V, L.P. +, a, e	12/27/21	7,555,240
Insight Partners XII (Co-Investors), L.P. +, a, e	06/07/21	904,093
Insight Venture Partners X, L.P. +, a, e	07/06/18	15,163,624
Insight Venture Partners XI, L.P. +, a, e	12/17/19	7,740,484
Insight Ventures Partners XII, L.P. +, a, e	06/07/21	3,572,435
Jade Equity Investors II, L.P. +, a, e	03/01/22	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
KKR Americas Fund XII L.P. +, a, e	01/31/18	$30,593,219
KKR North America Fund XI, L.P. +, a, e	02/01/12	5,724,291
KKR North America Fund XIII, SCSP +, a, e	04/06/21	2,127,604
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	9,885,624
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	12,933,660
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	21,987,632
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	16,089,779
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	7,730,640
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,261,992
Lux Total Opportunities, L.P. +, a, e	05/28/21	1,561,217
Lux Ventures VII, L.P. +, a, e	05/28/21	461,759
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	5,770,244
Nautic Partners IX-A, L.P. +, a, e	03/12/19	7,612,032
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,298,833
Nautic Partners X-A, L.P. +, a, e	07/19/21	2,710,191
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	592,008
New Enterprise Associates 14, L.P. +, a, e	05/04/12	7,785,383
New Enterprise Associates 17, L.P. +, a, e	06/06/19	8,208,388
New Enterprise Associates 18, L.P. +, a, e	12/22/21	537,047
New Mountain Capital V, L.P. +, a, e	06/29/17	49,864,682
New Mountain Partners VI, L.P. +, a, e	10/16/20	10,101,129
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	20,677,225
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	9,654,214
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	33,294,236
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	—
Pamlico Capital V, L.P. +, a, e	02/03/20	1,887,529
PennantPark Credit Opportunities Fund II, L.P. +, a, d, e	08/03/12	1,590,911
Revelstoke Capital Partners Fund III, L.P +, a, d, e	02/23/22	3,591,981
Silver Lake Partners IV, L.P. +, a, e	07/30/12	14,434,312
Silver Lake Partners V, L.P. +, a, e	03/31/17	50,279,569
Silver Lake Partners VI, L.P. +, a, e	06/04/20	3,751,559
Silver Lake Partners VII, L.P. +, a, e	05/26/22	—
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	909,191
Spark Capital VII, L.P. +, a, e	10/14/21	764,547
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	5,869,140
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	—
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	661,566
TA XIII-B, L.P. +, a, e	05/02/19	17,542,507
TA XIV-B, L.P. +, a, e	05/27/21	4,045,991
TCV X, L.P. +, a, e	08/31/18	14,468,365
TCV XI (A), L.P. +, a, e	10/02/20	4,301,725
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	5,894,568
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	8,158,246
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	4,378,655
TPG Partners VII, L.P. +, a, e	03/01/16	9,892,048
TPG Partners VIII, L.P. +, a, e	01/31/19	8,092,666
Trident IX, L.P. +, a, e	11/19/21	1,604,443
Trident VII, L.P. +, a, e	09/22/16	37,223,273
Trident VIII, L.P. +, a, e	04/05/19	22,804,184
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,302,237
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	—
Vistria Fund II, L.P. +, a, e	12/19/17	11,074,748
Vistria Fund III, L.P. +, a, e	06/19/19	15,116,253
Vistria Fund IV, L.P. +, a, e	03/31/21	9,916,663

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	$974,493
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	11,435,904
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/19/14	18,922,601
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	18,166,451
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	—
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,929,389
Total North America (9.08%)		1,123,672,523

Rest of World (0.77%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	10,539,753
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,225,903
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	6,378,072
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	77,294,929
Total Rest of World (0.77%)		95,438,657

Western Europe (3.53%)
Adagia Capital Europe S.L.P. +, a, d, e	06/01/21	5,462,330
Advent International GPE IX-C, L.P. +, a, e	05/31/19	28,471,903
Advent International GPE VII-B, L.P. +, a, e	07/01/12	2,538,400
Advent International GPE VIII-C, L.P +, a, e	03/22/16	11,874,654
Advent International GPE X (USD) +, a, e	05/31/22	640,500
Apax X USD L.P. +, a, e	07/16/19	12,396,665
Apax XI USD L.P. +, a, e	06/30/22	—
Astorg Mid-Cap +, a, e	02/22/21	681,719
Astorg VI, FCPI +, a, e	06/30/16	4,759,301
Astorg VIII Sàrl +, a, e	12/17/21	1,273,740
Axcel VI K/S +, a, e	02/21/20	13,452,528
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	5,666,373
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	—
BC Partners XI, L.P. +, a, e	12/15/21	10,021,090
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	2,941,179
Capvis Equity V L.P. +, a, e	01/17/18	17,748,496
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	703,750
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	5,737,304
CD&R Value Building Partners I, L.P. +, a	12/17/21	5,811,040
Charterhouse Capital Partners XI +, a, e	11/26/21	—
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	8,328,403
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	680,439
DPE Deutschland IV +, a, e	08/24/20	1,886,818
EQT IX, L.P. (USD) +, a, d, e	05/15/20	18,125,863
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	20,794,436
EQT VI (No.1), L.P. +, a, e	07/01/11	10,820
EQT X, L.P. (USD) +, a, e	04/28/22	—
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	15,583,528
Graphite Capital Partners IX L.P. +, a, e	04/11/18	7,723,621
Hg Genesis 10 L.P. +, a, e	04/14/22	49,925
Hg Saturn 3 L.P. +, a, e	02/25/22	116,576
Hg Saturn I L.P. +, a, d, e	06/28/18	19,671,807
HgCapital 8 L.P. +, a, d, e	12/19/16	32,409,543
HgCapital Mercury 2 +, a, e	02/15/17	18,593,901
Index Ventures Growth III (Jersey) L.P. +, a, e	03/18/15	22,434,611
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	24,406,018
KKR European Fund VI (USD) +, a, e	11/01/21	—
Livingbridge 7 L.P. +, a, e	09/04/20	9,640,333

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	$8,140,913
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	—
Nordic Capital IX, L.P. +, a, e	07/18/17	36,716,610
Nordic Capital X, L.P. +, a, e	09/30/20	11,824,718
Nordic Capital XI, L.P. +, a, e	05/01/22	—
Oakley Capital Fund V, SCSp +, a, e	04/28/22	282,182
PAI Europe VI-1, L.P. +, a, e	03/12/15	6,335,769
PAI Partners VIII-1 SCSp +, a, e	12/17/21	—
Permira VII L.P. +, a, e	06/21/19	19,368,148
Permira VIII SCSp +, a, e	02/10/22	—
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	6,331,849
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	—
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	—
The Seventh Cinven Fund, L.P. +, a, d, e	04/16/19	17,718,863
Total Western Europe (3.53%)		437,356,666

Total Primary Investments (14.36%)		$1,777,591,395

Total Private Equity Investments (Cost 8,862,618,882)(91.01%)		$11,267,465,957

Total Investments (Cost 9,075,024,415)(92.61%)		11,465,673,780

Other Assets in Excess of Liabilities (7.39%)		915,089,990

Net Assets (100.00%)		$12,380,763,770

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is 59,799,595 or 0.48% of the Portfolio’s net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2022 was 3.41%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2022 was 3.75%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2022 was 4.23%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of September 30, 2022 was 4.78%.

#	As of September 30, 2022, 1 month EURIBOR was 0.68%.

##	As of September 30, 2022, 3 month EURIBOR was 1.17%.

###	As of September 30, 2022, 6 month EURIBOR was 0.81%. + The fair value of the investment was determined using significant unobservable inputs.

>>	As of September 30, 2022, 3 month Sterling Overnight Interbank Average Rate was 1.47%.

>>>	As of September 30, 2022, 6 month Sterling Overnight Interbank Average Rate was 1.16%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

¤¤	As of September 30, 2022, 3 month Stockholm Interbank Offered Rate was 1.73%.

[v]	As of September 30, 2022, 3 month Secured Overnight Financing Rate was 2.47%.

vv	As of September 30, 2022, 3 month Secured Overnight Financing Rate was 2.13%.

vvv	As of September 30, 2022, 6 month Secured Overnight Financing Rate was 1.43%.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2022 was $11,272,750,683, or 91.05% of net assets. As of September 30, 2022, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $102,112, $15,366,827, $6,473,508, $22,700,000, $2,204,592, $14,353,176, $8,845,571, $2,211,393, $3,600,295, $2,517,765, $5,441,192, $48,970,725, $1,209,387, $22,978,362, $2,375,601, $16,300,545, $150,775,861, $24,784,703, $11,393,287, $44,578,381, $35,317,661, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,607,802, $122,578,028, $0, $27,243,271, $3,120,000, $1,348,750, $3,602,070, $27,230, $119,978,433, $43,783,284, $100,002,943, $7,120,999, $3,933,233, $48,685,202, $38,614,270, $94,861,790, $103,079,624, $56,985,983, $9,345,787, $47,761,620, $15,617,280, $62,584,962, $122,197,451, $151,690,905, $250,000, $219,375, $47,583,000, $1,111,078, $9,683,864, $61,566,000, $252,000, $83,828,190, $8,804,000, $317,827, $172,633, $37,921,967, $22,612,605, $60,480,000, $5,000,000, $2,899,729, $473,334, $23,266,740, $15,300,854, $60,063,112, $45,225,381, $40,466,519, $37,975,640, $32,126,730, $25,284,705, $7,704,567, $1,120,924, $13,722,831, $6,996,130, $1,201,846, $52,454,049, $46,801,951, $28,417,946, $55,007,013, $14,874,473, $90,515,558, $178,485,000, $31,820,375, $4,987,424, $71,817,900, $4,632,829, $3,546,000, $22,340,802, $64,480,546, $68,399,200, $1,441,200, $7,026,869, $17,510,132, $69,246,328, $6,195,472, $12,009,114, $264,490, $3,792,769, $21,810,718, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $27,818,080, $14,672,982, $463,974, $60,571,021, $68,887,918, $88,276,348, $866,635, $18,777,316, $1,045,423, $3,833,799, $8,703,000, $52,429,641, $9,986,562, $11,664,382, $39,292,014, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $52,258,764, $9,222,920, $64,619,159, $15,139,432, $76,735,181, $13,620, $40,775,356, $51,009,931, $41,607,840, $98,273,895, $0, $0, $97,483,897, $6,616,483, $115,745,971, $128,601, $1,135,700, $102,497,783, $1,063,586, $5,337,259, $89,653,795, $72,269,706, $1,773, $112,190,937, $88,912, $6,358,397, $24,190,919, $764,865, $254,955, $40,573, $33,400,016, $36,261,531, $2,436,246, $26,015,343, $12,156,155, $1,038,330, $12,231,850, $32,673,281, $34,731,898, $25,460,452, $17,127,655, $10,128,061, $10,387,439, $10,130,419, $1,259,379, $4,694,046, $1,668,779, $1,442,045, $2,159,989, $1,850,533, $986,139, $1,380,196, $1,414,622, $979,224, $6,805,228, $2,531,603, $1,251,793, $1,582,258, $2,857,594, $1,679,372, $397,059, $992,885, $982,143, $1,389,878, $1,077,683, $7,040,179, $0, $2,801,664, $-2,191, $1,692,789, $2,747,539, $3,881,096, $3,202,623, $3,534,501, $1,440,386, $1,964,422, $1,877,818, $967,435, $18,568,858, $975,659, $975,662, $151,216, $323,523, $2,350,577, $183,333, $1,448,327, $7,172,041, $3,400,622, $1,366,252, $2,963,840, $1,375,008, $970,745, $931,247, $1,435,627, $3,260,108, $1,266,030, $2,385,709, $1,679,913, $1,607,569, $1,640,183, $2,833,382, $29,998,053, $1,393,831, $1,188,767, $7,969,166, $-33,802, $4,451,971, $3,443,386, $2,882,044, $1,951,410, $970,794, $1,999,388, $2,066,207, $1,585,605, $1,278,566, $28,953,163, $1, $189,700, $2,174,172, $1,675,081, $314,211, $680,836, $3,829,493, $1,585,202, $46,678,830, $3,925,432, $7,834,063, $16,379,134, $2,842,563, $2,074,397, $295,308, $794,016, $862,762, $59,914, $2,262,291, $37,521, $450,417, $1,178,245, $1,915,539, $2,751,449, $1,761,365, $377, $2,266,678, $607,699, $986,604, $3,600,000, $4,146,970, $939,009, $946,697, $2,926,134, $1,250,288, $962,244, $982,689, $10,401,825, $2,075,470, $206,063, $171,735, $1,439,413, $960,949, $1,316,523, $1,462,037, $3,155,818, $3,233,093, $4,883,847, $2,568,571, $957,783, $1,981,778, $3,443,823, $1,474,616, $6,574,239, $2,581,406, $1,086,943, $900,000, $1,139,108, $4,401,936, $334,762, $2,151,887, $1,182,754, $3,755,964, $990,895, $1,684,231, $980,228, $526,607, $2,929,521, $1,933,367, $1,879,876, $2,221,102, $851,114, $2,388,050, $1,449,441, $1,899,623, $1,873,466, $2,925,831, $2,513,225, $227,007, $2,464,594, $1,175,264, $1,008,669, $10,807,102, $3,631,136, $2,390,068, $912,701, $1,926,892, $1,137,270, $983,879, $1,937,674, $2,971,676, $1,678,750, $1,275,336, $1,186,004, $977,321, $3,665,747, $986,503, $1,783,941, $1,141,754, $1,739,823, $2,793,848, $14,733,587, $2,810,879, $990,971, $2,394,649, $-10,441, $13,981,567, $1,968,478, $2,787,961, $3,948,743, $2,168,443, $2,681,208, $1,035,996, $2,953,655, $1,471,588, $19,540, $981,054, $3,400,478, $4,285,373, $1,577,230, $401,010, $2,608,364, $1,872,316, $967,082, $1,872,391, $3,862,480, $800,296, $0, $0, $1,257,943, $1,213,310, $32,897, $3,103,045, $983,659, $25,978,231, $6,581,688, $2,531,425, $1,335,561, $1,433,111, $249,111, $961,084, $2,744,109, $2,406,895, $1,258,716, $961,388, $-14,679, $21,089,847, $520,379, $2,395,656, $15,422,752, $43,127,715, $979,334, $1,470,714, $131,309, $5,148,507, $272,147, $2,131,403, $1,376,850, $972,978, $3,449,315, $3,628,163, $3,545,955, $2,168,672, $3,845,079, $2,292,010, $1,950,000, $1,272,266, $2,964,661, $7,079,664, $2,915,368, $2,981,626, $2,656,759, $2,219,439, $2,914,531, $21,989,688, $2,297,683, $13,540,070, $1,923,872, $675,721, $11,925,479, $2,262,863, $1,841,076, $4,536,175, $2,449,122, $1,936,089, $2,964,359, $2,667,530, $13,402,499, $2,712,973, $35,961,530, $960,621, $1,171,159, $5,187,741, $44,337,588, $5,448,804, $806,158, $1,127,044, $230,423, $1,375,037, $1,359,551, $3,873,280, $0, $8,733,892, $1,398,617, $0, $7,990,406, $3,989,193, $1,269,295, $1,088,088, $2,121,588, $1,022,570, $3,147,744, $1,580,209, $1,478,570, $1,787,157, $3,042,711, $1,684,318, $1,867,557, $2,900,530, $2,759,358, $1,271,947, $1,368,813, $2,957,745, $3,372,822, $1,533,868, $3,476,261, $29,236,635, $1,866,329, $1, $1,488,997, $2,738,179, $9,413,738, $1,915,263, $2,330,990, $16,276,636, $1,774,171, $2,746,890, $983,910, $2,737,729, $4,047,740, $3,873,188, $5,493,854, $2,500,000, $10,380, $1,153,354, $46,460,919, $12,024,647, $106,700, $53,395, $412,425, $37,207,990, $3,584,876, $1, $82,340, $1, $28,361,246, $0, $26,454,042, $800,155, $21,898,699, $3,476,131, $1, $0, $2, $8,097,741, $2,569,506, $5,743,160, $1,026,139, $819,794, $3,809,981, $2,770,820, $1,589,563, $1, $1,158,141, $56,361,754, $3,642,944, $1, $24,035,052,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

$24,613,529, $1, $1, $1, $1, $31,457,032, $73,811,111, $26,853,372, $1, $122,097,000, $25,647,367, $261,691, $1, $14,384,874, $3,792,589, $3, $5,201,939, $1, $1, $4,731,713, $6,116,000, $43,519,849, $1,099,657, $1, $1, $8, $413,158, $808,294, $6,667, $9,327,441, $41,486,764, $34,549,063, $1, $4, $3,730,767, $23,746,227, $1, $2,999,266, $4,036,296, $17,471,827, $1, $1, $1, $889,332, $1,082,285, $104,111, $26,372,597, $11,483,556, $1, $2,660,763, $3,753,423, $3, $1, $1, $856,679, $2,178, $10,549, $332,524, $12,740,471, $14,456, $62,947, $1,607,009, $2,229,508, $52,466,457, $1, $20,316,690, $1, $1, $1, $1, $3,761, $32,436,442, $101,953, $390,786, $2,326,146, $31,390,084, $158,479, $11,801,893, $8,341,573, $1,970,934, $1, $13,330,000, $0, $0, $23,730,852, $7,988,502, $6,201,001, $14,261,533, $0, $985,021, $2,071,247, $8,940,108, $4,120,209, $2,730,824, $4,138,763, $0, $7,901,564, $2,315,810, $3,258,373, $12,497,388, $19,384,048, $1, $1, $6,145,956, $1,352,299, $219,478, $1,417,651, $12,798,486, $5,995,000, $8,105,166, $5,702,459, $4,786,011, $47,665,770, $1,521,282, $988,701, $1, $1,234,951, $7,751,259, $0, $1, $14,962,769, $5,228,203, $1, $0, $0, $3,114,000, $9,098,050, $1, $62,198, $2,953,953, $4,581,855, $1,216,681, $6,031,615, $0, $26,115,192, $4,561,982, $5,324,429, $6,693,451, $1,208,868, $1,064,790, $17,624,773, $487, $8,177,565, $915,009, $5,364,532, $7,255,319, $990,000, $4,481,938, $4,856,299, $4,238,358, $0, $15,977,365, $1, $2,214,981, $6,390,000, $10,981,137, $8,884,229, $2,603,673, $4,050,000, $3,150,000, $1,650,000, $437,500, $4,912,305, $5,221,316, $1, $2,920,241, $891,000, $31,463, $6,624,572, $594,000, $11,724,717, $9,830,610, $1, $1,164,214, $27,620,078, $0, $2,219,017, $1, $3,328,463, $1,017,698, $31,479,840, $3,776,970, $0, $1,001,250, $798,000, $1, $1, $721,875, $8,662,500, $4,370,000, $7,506,328, $4,241,676, $14,307, $3,146,918, $4,455,173, $160,679, $5,856,298, $1,883,133, $16,113,685, $17,173,597, $15,908,787, $0, $1, $11,483,556, $9,609,840, $1,000,000, $8,722,500, $1, $13,512,321, $0, $1, $4,384,202, $2,637,866, $4,737,450, $44,938,106, $6,206,373, $17,775,897, $250,001, $2,691,549, $640,500, $10,041,509, $0, $1,009,235, $1, $1,325,021, $11,793,068, $2,216,496, $0, $11,422,952, $1, $18,029,412, $1, $5,460,778, $6,526,076, $0, $296,906, $715,198, $2,235,909, $16,025,029, $1, $1, $0, $15,893,236, $6,809,815, $50,350, $78,055, $38,521, $10,685,014, $10,536,786, $3,449,018, $1, $23,762,573, $0, $0, $11,606,752, $7,332,967, $0, $20,983,527, $10,743,207, $0, $310,464, $47,864, $0, $21,924,435, $0, $0, $1,592,749, $0, $0, $17,167,048 and $2,070,000, respectively, totaling $8,862,618,882.

[b]	Represents an affiliated issuer.

[c]	Investment does not issue shares.

[d]	Non-income producing.

[e]	Investment has been committed to but has not been fully funded by the Fund.

[f]	Security or a portion thereof is unsettled at September 30, 2022.

Legend:

£ - British Pound

€ - Euro

BBSY - Bank Bill Swap Rate

E - EURIBOR

Fr. - Swiss Franc

I - Indian Rupee

L - LIBOR

PIK - Payment-in-kind

S - Sterling Overnight Interbank Average Rate

SF - Secured Overnight Financing Rate

SR - Stockholm Interbank Offered Rate

zl - Polish Zloty

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2022 (Unaudited) (continued)

A summary of outstanding financial instruments at September 30, 2022 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
October 5, 2022	Bank of America		$90,834,017		€86,000,000	$86,257,627	$4,576,390
October 5, 2022	Bank of America		$74,865,218		€71,000,000	$71,212,692	$3,652,526
October 5, 2022	Barclays		€79,000,000		$79,235,759	$79,236,657	$898
October 5, 2022	Barclays		€78,000,000		$78,232,775	$78,233,662	$886
October 12, 2022	Bank of America		$74,904,183		€71,000,000	$71,250,840	$3,653,343
October 12, 2022	Barclays		$90,986,624		€86,000,000	$86,303,835	$4,682,789
October 12, 2022	Barclays		€79,000,000		$79,276,958	$79,279,104	$2,146
October 12, 2022	Barclays		€78,000,000		$78,273,452	$78,275,571	$2,119
October 19, 2022	Bank of America		$63,155,363	I	4,990,000,000	$62,363,954	$791,409
October 19, 2022	Barclays		$91,033,400		€86,000,000	$86,350,325	$4,683,075
October 19, 2022	Barclays		€86,000,000		$86,346,494	$86,350,325	$3,831
October 19, 2022	Barclays	I	4,990,000,000		$62,363,307	$62,363,954	$647
October 26, 2022	Bank of America		$91,077,578		€86,000,000	$86,397,030	$4,680,548
October 26, 2022	Bank of America		$74,982,745		€71,000,000	$71,327,781	$3,654,964
October 26, 2022	Barclays		€79,000,000		$79,359,956	$79,364,714	$4,758
October 26, 2022	Barclays		€78,000,000		$78,355,399	$78,360,097	$4,698
October 27, 2022	Bank of America		$63,138,742	I	4,990,000,000	$62,320,657	$818,085
October 27, 2022	Barclays	I	4,990,000,000		$62,319,691	$62,320,657	$966
November 2, 2022	Barclays		$71,528,227		€69,800,000	$68,302,570	$3,225,657
November 9, 2022	Barclays		$71,784,279		€70,000,000	$68,534,716	$3,249,563
November 16, 2022	Barclays		$71,794,436		€70,000,000	$68,571,510	$3,222,926
November 23, 2022	Barclays		$71,849,953		€70,000,000	$68,609,214	$3,240,739
November 30, 2022	Barclays		$97,562,663		€95,000,000	$93,164,798	$4,397,865
November 30, 2022	Barclays		$97,646,159		€95,000,000	$93,164,798	$4,481,361
December 7, 2022	Bank of America		$76,008,000	Fr.	71,000,000	$72,816,787	$3,191,213
December 7, 2022	Bank of America		$61,835,102	zl	289,600,000	$57,687,553	$4,147,549
December 7, 2022	Barclays		$99,149,166		€96,500,000	$94,686,312	$4,462,854
December 7, 2022	Barclays		$98,775,600		€96,000,000	$94,195,709	$4,579,891
December 7, 2022	Barclays		$96,935,520		£80,000,000	$88,283,983	$8,651,537
December 14, 2022	Barclays		$97,755,067		€95,000,000	$93,254,816	$4,500,251
December 14, 2022	Barclays		$61,931,647	zl	289,600,000	$57,591,256	$4,340,391
December 14, 2022	Barclays		$112,740,533		£93,000,000	$102,620,355	$10,120,178
December 14, 2022	Barclays		$75,951,726	Fr.	71,000,000	$72,860,583	$3,091,143
December 21, 2022	Bank of America		$97,842,809		€95,000,000	$93,293,558	$4,549,251
December 21, 2022	Barclays		$97,020,056		£80,000,000	$88,263,743	$8,756,313
January 4, 2023	Barclays		$70,375,349		€69,620,000	$68,408,690	$1,966,659
January 4, 2023	Barclays		$70,385,457		€69,630,000	$68,418,516	$1,966,941
January 11, 2023	Barclays		$70,408,391		€69,620,000	$68,446,559	$1,961,832
January 11, 2023	Barclays		$70,418,504		€69,630,000	$68,456,391	$1,962,113
January 18, 2023	Barclays		$70,441,411		€69,620,000	$68,485,217	$1,956,194
January 18, 2023	Barclays		$70,451,529		€69,630,000	$68,495,054	$1,956,475
January 18, 2023	Barclays		$61,889,938	I	4,990,000,000	$60,656,117	$1,233,821
January 25, 2023	Barclays		$70,473,910		€69,620,000	$68,524,656	$1,949,254
January 25, 2023	Barclays		$70,484,033		€69,630,000	$68,534,499	$1,949,534
January 25, 2023	Barclays		$61,861,549	I	4,990,000,000	$60,631,288	$1,230,261
							$131,555,844

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2022 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $6,045,596,980)	$7,820,036,500
Affiliated Private Equity Investments, at fair value (cost of $2,817,021,902)	3,447,429,457
Common stocks, at fair value (cost $137,738,900)	138,408,228
Asset-Backed Securities, at fair value (cost $74,666,633)	59,799,595
Cash and cash equivalents	1,064,312,742
Cash denominated in foreign currencies (cost $58,538,640)	57,277,427
Deposit for investments	20,827,311
Investment sales receivable	14,095,072
Unaffiliated dividends and interest receivable	8,033,636
Affiliated interest receivable	5,998
Unrealized appreciation on forward foreign currency contracts	131,555,844
Other receivable	4,576,514
Prepaid assets	551,371
Total Assets	$12,766,909,695

Liabilities
Investment purchases payable	17,495,767
Distribution, servicing and transfer agency fees payable	14,738,981
Repurchase amounts payable for tender offers	167,364,928
Due to broker	143,570,000
Management fees payable	32,970,610
Dividends payable	4,654
Professional fees payable	846,737
Line of credit fees payable	2,375,000
Accounting and administration fees payable	6,392,231
Custodian fees payable	347,167
Other payable	39,850
Total Liabilities	$386,145,925

Commitments and contingencies (See note 11)

Net Assets	$12,380,763,770

Net Assets consists of:
Paid-in capital	$10,156,580,346
Distributable earnings (accumulated loss)	2,224,183,424
Total Net Assets	$12,380,763,770

Class A Units
Net assets	$6,650,885,869
Units outstanding	879,083,106
Net asset value per unit	$7.57
Class I Units
Net assets	$5,729,877,901
Units outstanding	736,225,573
Net asset value per unit	$7.78

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2022 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $150,217 withholding tax)	$8,319,571
Dividends from affiliated investments	19,387,343
Interest from unaffiliated investments	45,980,687
Interest from affiliated investments	298,884
Transaction fee income from unaffiliated issuers	1,406,124
Transaction fee income from affiliated issuers	8,896,630
Other fee income	558,786
Total Investment Income	84,848,025

Operating Expenses
Management fees	96,625,964
Professional fees	6,672,569
Line of credit fees	6,242,857
Accounting and administration fees	3,923,100
Board of Managers’ fees	280,000
Custodian fees	253,608
Insurance expense	195,240
Distribution and servicing fees
Class A Units	22,675,027
Transfer agency fees
Class A Units	635,339
Class I Units	424,847
Other expenses	488,658
Total Expenses	138,417,209

Net Investment Loss	(53,569,184)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	11,421,355
Net realized gain from affiliated investments	3,844,645
Net realized loss on foreign currency transactions	(16,231,834)
Net realized gain on forward foreign currency contracts	150,106,680
Net realized gain distributions from primary and secondary investments	50,564,820
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	(508,807,131)
Affiliated investments	(286,126,243)
Foreign currency translation	(2,864,238)
Forward foreign currency contracts	133,532,041

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	(464,559,905)

Net Increase (Decrease) in Net Assets From Operations	$(518,129,089)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(53,569,184)	$(278,005,297)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	199,705,666	893,531,336
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	(664,265,571)	1,013,790,881
Net increase (Decrease) in Net Assets resulting from operations	$(518,129,089)	$1,629,316,920

Distributions to Members from:
Distributable earnings	—	(635,114,301)
Total distributions to Members	$—	$(635,114,301)

Capital transactions (See note 5):
Issuance of common Units
Class A Units	$697,158,539	$1,628,448,482
Class I Units	542,744,869	1,383,887,488
Reinvestment of common Units
Class A Units	—	323,147,235
Class I Units	—	249,683,999
Redemption of common Units
Class A Units	(121,835,934)	(133,915,738)
Class I Units	(290,251,902)	(161,695,394)
Exchanges of common Units
Class A Units	(8,403,182)	(48,671,363)
Class I Units	8,403,182	48,671,363
Total increase in Net Assets resulting from capital transactions	$827,815,572	$3,289,556,072

Total increase in Net Assets	$309,686,483	$4,283,758,691

Net Assets at beginning of period	$12,071,077,287	$7,787,318,596
Net Assets at end of period	$12,380,763,770	$12,071,077,287

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Net Assets from Operations	$(518,129,089)
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on Investments	794,933,374
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(133,532,041)
Net realized (gain) from Investments, forward foreign currency contracts and foreign currency transactions	(199,705,666)
Purchases of Investments	(1,711,326,074)
Proceeds from sales of Investments	333,472,046
Net realized gain on forward foreign currency contracts	150,106,680
Net realized gain distributions from primary and secondary Investments	50,564,820
Amortization of premium and accretion of discount	(1,166,067)
Decrease in investment sales receivable	8,592,561
Decrease in deposit of investments	117,685,769
Increase in interest receivable	(4,268,318)
Decrease in dividends receivable	91,641
Decrease in other receivable	1,045,177
Decrease in prepaid assets	142,200
Decrease in investment purchases payable	(5,605,565)
Decrease in dividends payable	(271)
Increase in due to broker	143,060,000
Increase in management fees payable	2,673,946
Increase in distribution, servicing and transfer agency fees payable	1,894,792
Decrease in professional fees payable	(138,019)
Increase in line of credit fees	63,333
Increase in accounting and administrative fees payable	3,412,278
Increase in custodian fees payable	217,571
Increase in other payable	6,101
Decrease in incentive fees payable	(14,587,637)
Net Cash (Used in) Operating Activities	(980,496,458)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	1,239,903,408
Payments for Units redeemed	(332,449,486)
Net Cash Provided by Financing Activities	907,453,922

Net change in cash and cash equivalents	(73,042,536)

Effect of exchange rate changes on cash	(16,231,834)

Cash and cash equivalents at beginning of period	1,210,864,539
Cash and cash equivalents at end of period(1)	$1,121,590,169

(1)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $1,064,312,742 and $57,277,427, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$7.90		$7.10	$5.32	$5.73	$5.51	$5.17
Income from investment operations:
Net investment income (loss)(2)	(0.05)		(0.24)	(0.20)	(0.10)	(0.05)	0.20
Net realized and unrealized gains (losses) on investments(2)	(0.28)		1.52	2.09	(0.14)	0.55	0.40
Net increase (decrease) in net assets resulting from operations	(0.33)		1.28	1.89	(0.24)	0.50	0.60
Distributions from:
Net investment income	—		—	—	—	(0.03)	(0.10)
Net realized gains	—		(0.48)	(0.11)	(0.17)	(0.25)	(0.16)
Total distributions	—		(0.48)	(0.11)	(0.17)	(0.28)	(0.26)
Net asset value, end of period	$7.57		$7.90	$7.10	$5.32	$5.73	$5.51

Total Return(3)(4)	(4.24)%		18.12%	36.48%	(4.69)%	9.36%	11.65%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$6,650,886		$6,367,381	$4,098,863	$2,705,680	$2,243,031	$1,725,576
Net investment income (loss) to average net assets before Incentive Fee	(1.20	)%(5)	(1.29)%	(1.00)%	(0.52)%	0.15%	5.10%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	2.58	%(5)	2.72%	2.77%	2.87%	2.84%	2.78%
Ratio of Incentive Fee to average net assets	—	%(4)	1.88%	2.10%	1.15%	1.12%	1.31%
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)	2.58	%(5)(8)	4.60%	4.87%	4.02%	3.96%	4.09%
Ratio of expense waivers to average net assets	—	%(5)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(7)	2.58	%(5)(8)	4.60%	4.87%	4.02%	3.96%	4.09%
Ratio of net expenses to average net assets, excluding Incentive Fee(7)	2.58	%(5)	2.72%	2.77%	2.87%	2.84%	2.78%

Portfolio Turnover(4)	3.00%		20.77%	19.36%	13.35%	21.75%	23.58%

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(7)	Ratio does not include expenses of Primary and Secondary Investments.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$8.10		$7.21	$5.37	$5.75	$5.52	$5.18
Income from investment operations:
Net investment income (loss)(2)	(0.02)		(0.19)	(0.16)	(0.06)	(0.01)	0.25
Net realized and unrealized gain (loss) on investments(2)	(0.30)		1.56	2.11	(0.14)	0.56	0.38
Net increase (decrease) in net assets from operations	(0.32)		1.37	1.95	(0.20)	0.55	0.63
Distributions from:
Net investment income (loss)	—		—	—	(0.01)	(0.07)	(0.13)
Net realized gains (losses)	—		(0.48)	(0.11)	(0.17)	(0.25)	(0.16)
Total distributions	—		(0.48)	(0.11)	(0.18)	(0.32)	(0.29)
Net asset value, end of period	$7.78		$8.10	$7.21	$5.37	$5.75	$5.52

Total Return after Incentive Fee(3)(4)	(3.90)%		18.95%	37.44%	(4.00)%	10.14%	12.42%

Ratio and Supplemental Data:
Net assets, end of period in thousands (000’s)	$5,729,878		$5,703,697	$3,688,456	$2,312,841	$1,997,140	$1,556,972
Net investment income (loss) to average net assets before Incentive Fee(5)(6)	(0.50	)%(7)	(0.56)%	(0.29)%	0.20%	0.86%	5.95%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	1.88	%(7)	2.00%	2.05%	2.13%	2.12%	2.10%
Ratio of Incentive Fee to average net assets	—	%(4)	1.89%	2.12%	1.14%	1.12%	1.33%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)	1.88	%(7)(8)	3.89%	4.17%	3.27%	3.24%	3.43%
Ratio of expense waivers to average net assets	—	%(7)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(6)	1.88	%(7)(8)	3.89%	4.17%	3.27%	3.24%	3.43%
Ratio of net expenses to average net assets, excluding Incentive Fee(6)	1.88	%(7)	2.00%	2.05%	2.13%	2.12%	2.10%

Portfolio Turnover	3.00	%(4)	20.77%	19.36%	13.35%	21.75%	23.58%

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(6)	Ratio does not include expenses of Primary and Secondary Investments.

(7)	Annualized.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund has filed an application to register units of limited liability company interests in the Fund (“Units”) under the Securities Act of 1933 as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser, as it did in causing the Fund to enter into the Investment Management Agreement. The Fund’s investment objective is to seek long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity and debt investments including infrastructure. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”), Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”), and Partners Group Revolver Pooling PGPE, LLC (the “Revolver Subsidiary” and together with the Onshore Subsidiary and Offshore Subsidiary, the “Subsidiaries”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

The Fund has elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers two classes of Units designated as “Class A Units” and “Class I Units”. In the future the Fund may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have, different characteristics, particularly regarding the sales charges that purchasers of Units of the class bear, and the distribution and service fees, if any, and other class specific expenses, if any, that are charged to holders of Units of the class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although each class of Units represents a pro rata interest in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Adviser determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with persons who are employees of the Adviser’s parent company or one of its subsidiaries. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its Affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Adviser makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, considering all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each of the Fund’s Private Equity Fund Investments (for the purposes of this paragraph, an “Investee”), the Fund has no right to cause the Investee or any third party to purchase the Fund’s investment in the Investee, at the end of the term of such investment, or at any other time. Accordingly, in a typical Private Equity Fund Investment, the Fund expects to realize the value remaining in its investment at the end of the investment’s term through distributions resulting from the liquidation of the remaining assets of the Investee.

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used is the price within the bid-ask spread that is considered most representative of fair value at the end of the reporting period. The fair values of actively traded financial instruments with lock-up restrictions may be discounted.

The fair values of asset-backed securities are determined by price quotations from unaffiliated market makers, financial institutions that regularly trade similar investments or independent valuation agents using industry standard valuation models.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and held by another client, one of the Adviser’s affiliates, or by a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, to such other client or the Adviser’s affiliate.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

In the normal course of its business the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts to provide liquidity pending investment in Private Equity Investments. At times, the amounts held in these accounts may exceed applicable federally insured limits. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to significant credit risk on these accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2022, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	7
Brazilian Reals	1
Canadian Dollars	8
Danish Kroner	4
Euros	196
Indian Rupees	2
Japanese Yen	1
New Zealand Dollars	1
Norwegian Kroner	2
Philippine Peso	1
Pounds Sterling	33
Singapore Dollars	1
Swedish Kronor	4
Swiss Francs	5

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from other changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The risks that counterparties may be unable to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign exchange contracts.

During the six months ended September 30, 2022, the Fund entered into 112 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $131,555,844 in unrealized appreciation and $0 in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $150,106,680 in net realized gains (losses) and $133,532,041 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2022 are representative of contract amounts during the period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees. Transaction income is classified as extraordinary income, as are other fees payable to the Fund attributable to Direct Investments or unconsummated transactions.

g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities and Direct Equity Investments for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from the settlement date, except for securities with a forward starting effective date, where interest income is recorded on the accrual basis from the effective date.

h. Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of Independent Managers; and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings of the Board.

i. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

As noted above, the Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity separate from the Fund, and thus is disregarded, for U.S. federal income tax purposes. The Revolver Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes. The Revolver Subsidiary is not subject to U.S. federal or state income taxes for the current period ended September 30, 2022.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2022, the tax years from the year 2017 forward remain subject to examination by the major tax jurisdictions in which the Fund is subject to examination.

During the six months ended September 30, 2022, the Fund reclassified $95,080,211 from undistributed net investment income, $(169,429,308) of accumulated net realized gain (loss) on investments and forward foreign currency contracts, $0 of accumulated net unrealized appreciation on investments and forward foreign currency contracts, and $0 of foreign currency translation, to paid-in capital.

No current or deferred taxes were recognized for the Onshore Subsidiary and Offshore Subsidiary.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

m. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of September 30, 2022 gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Received[1]	Net Amount[2]
Bank of America	$33,715,278	$—	$33,715,278	$—
Barclays	$97,840,566	$—	$97,840,566	$—

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

n. Recently Adopted Accounting Pronouncements

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund’s Adviser has assessed that this implementation has had no material impact on investment activity.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund is required to comply with the rules as of September 8, 2022. Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its “Valuation Designee” to perform fair valuation determinations and approved new valuation procedures for the Fund. The Fund’s Adviser has assessed that this update had no material impact on investment valuations, as was previously expected.

On June 30, 2022, the FASB issued ASU 2022-03 which clarifies the guidance in ASC 822 on the fair value measurement of an equity security that is subject to a contractual sale restriction and requires specific disclosures related to such an equity security. Under current guidance, stakeholders have observed diversity in practice related to whether contractual sale restrictions should be considered in the measurement of the fair value of equity securities that are subject to such restrictions. On the basis of interpretations of existing guidance and the current illustrative example in ASC 820-10-55-52 of a restriction on the sale of an equity instrument, some entities use a discount for contractual sale restrictions when measuring fair value, while others view the application of such a discount to be inconsistent with the principles of ASC 820. To reduce the diversity in practice and increase the comparability of reported financial information, ASU 2022-03 clarifies this guidance and amends the illustrative example. The amendments in ASU 2022-03 are consistent with the principles of fair value measurement under which an entity is required to consider characteristics of an asset or liability if other market participants would also consider those characteristics when pricing the asset or liability. Specifically, the ASU clarifies that an entity should apply these fair value measurement principles to equity securities that are subject to contractual sale restrictions. The Fund will be required to comply with the rules by December 15, 2023. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the mean between the closing bid and ask prices the date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$138,408,228	$—	$—	$138,408,228
Asset-Backed Securities	—	—	59,799,595	59,799,595
Direct Investments:
Direct Equity	144,807,289	129,293,848	6,698,855,862	6,972,956,999
Direct Debt	—	—	1,035,392,511	1,035,392,511
Total Direct Investments*	$144,807,289	$129,293,848	$7,734,248,373	$8,008,349,510
Secondary Investments*	—	—	1,481,525,052	1,481,525,052
Primary Investments*	—	—	1,777,591,395	1,777,591,395
Total Investments	$283,215,517	$129,293,848	$11,053,164,415	$11,465,673,780

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Foreign Currency Exchange Contracts**	$131,555,844	$—	$—	$131,555,844
Total Assets	$131,555,844	$—	$—	$131,555,844
Liabilities
Foreign Currency Exchange Contracts**	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—
Total Investments net of Foreign Currency Exchange Contracts	$414,771,361	$129,293,848	$11,053,164,415	$11,597,229,624

*	Private Equity Investments are described in Note 2.b.
**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

The following is a reconciliation of the amount of the account balances on April 1, 2022 and September 30, 2022 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2022	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2022
Asset-Backed Securities	$61,117,277	$—	$(13,024,479)	$11,704,849	$—	$1,948	$—	$59,799,595
Direct Investments: Direct Equity Investments	$6,314,372,047	$22,887,947	$(501,050,270)	$950,823,169	$(88,177,031)	$—	$—	$6,698,855,862
Direct Debt Investments	979,534,628	(5,927,123)	(80,628,766)	312,083,471	(170,833,818)	1,164,119	—	1,035,392,511
Total Direct Investments*	$7,293,906,675	$16,960,824	$(581,679,036)	$1,262,906,640	$(259,010,849)	$1,164,119	$—	$7,734,248,373
Secondary Investments*	1,172,952,139	(337,458 —)	27,843,371	295,409,003	(14,342,003)	—	—	1,481,525,052
Primary Investments*	1,753,246,965	(1,217,607 —)	(40,432,203)	160,817,242	(94,823,002)	—	—	1,777,591,395
Total	$10,281,223,056	$15,405,759	$(607,292,347)	$1,730,837,734	$(368,175,854)	$1,166,067	$—	$11,053,164,415

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “secondary investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2022 relating to investments in Level 3 assets still held at September 30, 2022 is $(591,309,301), which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2022:

Type of Security	Fair Value at September 30, 2022 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$59,800	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$109,591	Discounted cash flow	Discount factor	9.21% – 10.40% (9.84%)
	5,884,466	Market comparable companies	Enterprise value to EBITDA multiple	5.50x – 29.30x (15.78x)
	67,134	Market comparable companies	Price to book ratio	1.63x – 1.63x (1.63x)
	224,718	Exit price	Recent transaction price	n/a
	509,495	Recent financing/transaction	Recent transaction price	n/a
	2,142	Replacement cost	Recent transaction price	n/a
	2,695	Reported fair value	Reported fair value	n/a
	172,718	Market comparable companies	Enterprise value to sales multiple	2.85x – 21.80x (9.66x)
Direct Debt	$645,513	Broker quotes	Indicative quotes for an inactive market	n/a
	389,868	Discounted cash flow	Discount factor	8.45% – 34.42% (12.42%)
	12	Exit price	Recent transaction price	n/a
Primary and Secondary Investments	$3,268,391	Adjusted reported net asset value	Reported net asset value	n/a
	(9,275)	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

4. Revolving Credit Agreement

The Fund has a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc), NatWest Markets plc (successor of The Royal Bank of Scotland plc), Barclays Bank plc, UBS AG, and Bank of America, N.A. in the aggregate maximum principal amount of $950,000,000. The Fund anticipates that this LOC facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings under this facility will be charged a rate of interest per annum that is the aggregate of the applicable margin of 3.25% and London Interbank Offered Rate (LIBOR) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (EURIBOR), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2022, the Fund did not have any borrowings and did not incur any interest expense under the LOC facility. In addition to the commitment fee under the LOC facility the Fund agrees to pay arrangement fees based on the rate agreed to with the various lenders, agency fees of $25,000 per annum, monitoring fees of $25,000 per annum and trustee fees of $15,000 per annum. The term of the LOC facility runs until February 2, 2024.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business, and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2022		For the Year Ended March 31, 2022
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	90,515,302	$697,158,539	210,813,126	$1,628,448,482
Reinvestments	—	—	41,238,273	323,147,235
Repurchases	(16,258,150)	(121,835,934)	(17,138,227)	(133,915,738)
Class exchanges	(1,104,112)	(8,403,182)	(6,548,226)	(48,671,363)
Tax-free reorganization	—	—	—	—
Net increase (decrease)	73,153,040	$566,919,423	228,364,946	$1,769,008,616
Class I Units
Sales	68,722,219	$542,744,869	175,831,506	$1,383,887,488
Reinvestments	—	—	31,138,881	249,683,999
Repurchases	(37,852,567)	(290,251,902)	(20,386,448)	(161,695,394)
Class exchanges	1,075,593	8,403,182	6,431,511	48,671,363
Tax-free reorganization	—	—	—	—
Net increase (decrease)	31,945,245	$260,896,149	193,015,450	$1,520,547,456

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i)

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2022, the Fund incurred $96,625,964 in management fees payable to the Adviser.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, expenses, and excluding contributions and withdrawals from the calculation of the Incentive Fee. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2022, the Fund incurred $0 in Incentive Fees due to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2022, the Adviser did not waive any fees and the Fund did not pay any recoupment of existing waivers pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), effective January 1, 2022, the Fund increased the annual fee paid to each Independent Manager from $125,000 to $140,000. The Fund pays an additional, annual fee of $10,000 to the Chairman of the Board and the Chairman of the Audit Committee. In addition, the Fund reimburses the expenses of the Independent Managers in connection with their services as Managers. The Managers do not receive any pension or retirement benefits from the Fund.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of September 30, 2022:

	Shares/ Principal as of September 30, 2022	Fair Value as of March 31, 2022	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2022	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVco Nature S.à r.l.	125,900,000	$191,870,309	$—	$—	$—	$(74,180,905)	$117,689,404	$—
Camelia Investment 1 Limited	6,768,729,269	183,582,149	—	—	—	(35,480,391)	148,101,758	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2022	Fair Value as of March 31, 2022	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2022	Affiliated Income/ Accretion of Discount
CBI Parent, L.P.	114,607,802	$105,132,373	$—	$—	$—	$(40,416,671)	$64,715,702	$—
Confluent Health, LLC	27,246	69,586,969	—	—	—	(9,177,713)	60,409,256	—
Ecom Express Private Limited	63,417	—	6,473,508	—	—	1,460,709	7,934,217	—
ECP Parent, LLC	205,522,966	166,994,406	—	—	—	3,241,257	170,235,663	—
Encore Holdings	—	—	48,685,202	—	—	—	48,685,202	—
EnfraGen, LLC	37,786	58,429,298	—	—	—	(1,707,137)	56,722,161	—
EQT Jaguar Co-Investment SCSp(4)	—	112,788,690	—	—	—	(2,075,826)	110,712,864	—
Dermatology Holdings, L.P.(4)	—	—	119,978,433	—	—	(236,238)	119,742,195	—
Green DC LuxCo Sarl	19,595,288	61,132,640	—	—	—	262,547	61,395,187	—
Huntress Co-Investment L.P.(4)(5)	—	50,389,883	—	(26,349,381)	4,149,670	(28,190,172)	—	—
Icebox Holdco I Inc (4)	—	62,801,819	—	—	—	400,856	63,202,675	—
Icebox Parent LP(4)	—	127,590,920	313	—	—	(6,127,333)	121,463,900	—
Idera Parent, L.P.(4)	—	248,243,835	—	—	—	(38,339,118)	209,904,717	192,886
KPSKY Holdings, L.P.(4)	—	64,375,872	—	—	—	(13,285,142)	51,090,730	—
Luxembourg Investment Company 285 S.à r.l.(6)	33,498,429	71,230,531	—	—	—	(17,151,305)	54,079,226	—
Luxembourg Investment Company 293 S.à r.l.	167,282,315	45,721,830	—	—	—	(8,983,467)	36,738,363	—
Luxembourg Investment Company 314 S.à r.l.(6)	7,120	1	—	—	—	—	1	—
Luxembourg Investment Company 414 S.à r.l.	19,900,644	79,988,131	—	—	—	(6,107,056)	73,881,075	—
Luxembourg Investment Company 430 S.à r.l.	52,594,635	78,443,091	2,933,140	—	—	(9,586,435)	71,789,796	(108)
May Co-Investment S.C.A.	1,059,375	52,163,274	—	—	—	(11,786,842)	40,376,432	—
MHS Acquisition Holdings, LLC	490,460	650,979	—	—	—	129,432	780,411	—
MHS Blocker Purchaser L.P.(4)	35,642	50,333,181	—	—	—	10,007,608	60,340,789	—
Murra Warra Asset Hold Trust	13,615,909	21,951,762	—	—	—	(7,695,207)	14,256,555	—
Murra Warra Project Hold Trust	5,047,983	5,487,942	—	—	—	(1,923,803)	3,564,139	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2022	Fair Value as of March 31, 2022	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2022	Affiliated Income/ Accretion of Discount
Murra Warra II Asset Hold Trust	18,628,237	$14,636,008	$195,646	$—	$—	$(1,661,528)	$13,170,126	$—
Murra Warra II Project Hold Trust	2,984,746	3,659,002	48,912	—	—	(415,383)	3,292,531	—
OHCP IV SF COI, L.P.(4)	—	37,604,433	43,848	—	—	1,361,527	39,009,808	—
Onecall Holdings, L.P.(4)	—	174,527,006	—	—	—	42,189,891	216,716,897	—
Partners Terra Pte. Ltd.	2,441,835	1,739,362	650,251	—	—	(247,488)	2,142,125	—
Pharmathen GP S.à r.l.	99,048,278	1	—	—	—	—	1	—
Pharmathen Topco S.à r.l.	98,938,437	113,377,360	—	—	—	(15,957,695)	97,419,665	—
PG BRPC Investment, LLC	32,079	74,128,478	—	—	—	4,593,126	78,721,604	—
PG Esmeralda Pte. Ltd.	5,922,280	70,006,910	—	—	—	(13,421,836)	56,585,074	—
PG Delta Holdco, LLC	24,401	22,911,377	4,864,000	—	—	10,793,710	38,569,087	—
PG Investment Company 1 S.A.R.L	12,822,040	100,293,522	—	—	—	(11,304,735)	88,988,787	—
PG Investment Company 18 S.à r.l.	126,506,637	—	115,874,572	—	—	(3,430,455)	112,444,117	—
PG Investment Company 24 S.à r.l.	938,355	—	1,135,700	—	—	(1,135,699)	1	—
PG Lion Management Warehouse S.C.S(4)(6)	—	1,824,104	—	—	—	(523,582)	1,300,522	—
PG TLP S.à r.l.	6,377,426	102,493,011	1	(2,016,886)	(305,116)	(12,522,902)	87,648,108	—
PG Wave Limited	53,215,581	70,043,185	—	—	—	(6,531,845)	63,511,340	—
Polyusus Lux XVI S.a.r.l.	309,862,194	10,971,703	—	—	—	(7,595,162)	3,376,541	—
Root JVCo S.à r.l.	30,779,605	72,946,306	—	—	—	7,745,573	80,691,879	—
Safe Fleet Holdings LLC(3)(7)	3,880,500	3,854,506	1,200	(19,500)	91	(178,926)	3,657,371	106,106
SnackTime PG Holdings, Inc.	55,007,012	70,468,471	28,775	—	—	(22,805,608)	47,691,638	—
Specialty Pharma Holdings LP(4)	—	109,536,317	—	—	—	(8,743,622)	100,792,695	—
Surfaces SLP (SCSp)(4)	—	52,221,892	—	—	—	(15,254,987)	36,966,905	—
Thermostat Purchaser, L.P.(4)	1,145,918	72,743,417	—	—	—	(13,718,224)	59,025,193	—
WHCG Purchaser, LP(4)	—	55,125,583	—	—	—	(18,230,781)	36,894,802	—
Zenith Longitude Limited	6,682,671	312,293,782	887,700	—	—	97,818,740	411,000,222	19,387,343
Total Non-Controlled Affiliates		$3,456,295,621	$301,801,201	$(28,385,767)	$3,844,645	$(286,126,243)	$3,447,429,457	$19,686,227

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

7. Affiliated Investments (continued)

(3)	As of September 30, 2022, the Fund no longer had ownership of five percent or more of outstanding voting securities.
(4)	Investment does not issue shares.
(5)	Investment was exited during the period ended September 30, 2022.
(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(7)	This investment is associated with OHCP IV SF COI, L.P.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a monthly fee that is based upon average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2022, the Fund incurred $3,923,100 in administration and accounting fees due to the Administrator.

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2022, amounted to $1,711,326,074. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2022 amounted to $333,472,046. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2022.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2022, the Fund had funded $12,324,785,463 or 87.2% of the $14,127,928,247 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $9,027,774,307 of $9,475,833,759 in total commitments, (ii) Secondary Investments it had funded $1,723,501,898 of $2,075,826,912 in total commitments, and (iii) Primary Investments it had funded $1,573,509,258 of $2,576,267,576 in total commitments, in each case, as of September 30, 2022.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk. These risks should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s Private Equity Investments are illiquid, typically subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2022 (Unaudited) (continued)

12. Risk Factors (continued)

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase, from holders of Fund Units, a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. Tax Information

As of September 30, 2022, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$9,075,024,415	$3,544,042,677
Gross unrealized appreciation	3,061,734,667	131,555,844
Gross unrealized depreciation	(671,085,302)	—
Net unrealized investment appreciation	$2,390,649,365	$131,555,844

The tax cost of the Fund’s investments as of September 30, 2022, approximates their amortized cost.

14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1, 2022 through September 30, 2022 (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. These actual and hypothetical expense examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the year ended September 30, 2022.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Partners Group Private Equity (Master Fund), LLC

	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$957.60	$12.67	2.58%
Class I Shares	$1,000.00	$961.00	$9.24	1.88%

	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,012.12	$13.02	2.58%
Class I Shares	$1,000.00	$1,015.65	$9.49	1.88%

(*)

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2022.

(**)

Annualized ratio of expenses to average net assets for the period from April 1, 2022 through September 30, 2022. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (II) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) is available on the SEC’s website at www.sec.gov.

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(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b) Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity
(Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2022

By (Signature and Title)*	/s/ Brian Igoe
Brian Igoe, Chief Financial Officer
(Principal Financial Officer)

Date:	December 2, 2022

*	Print the name and title of each signing officer under his or her signature.